CALIFORNIA                                              ----------------
     INVESTMENT TRUST                                              BULK RATE
    ------------------                                            U.S. Postage
    F U N D  G R O U P                                                PAID
                                                                  Permit #688
44 Montgomery Street #2100                                       Redwood City,
 San Francisco, CA 94104                                               CA
                                                                ----------------

---------------------------------------

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund


U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust


S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

         The
           California
             Funds
               Opportunities Since 1985

---------------------------------------

                                   CALIFORNIA
                                INVESTMENT TRUST
                               ------------------
                               F U N D  G R O U P

                               Semi-Annual Report
                               February 28, 2001


                                 (800) 225-8778
                                www.caltrust.com

                                 No-Load Funds

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                                   2/28/2001
 MONEY MARKET FUND

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (67.60%)

ANAHEIM PUBLIC IMPROVEMENT CORP
Certificates of Participation., 1993 Refunding Project              $ 2,500,000     1.800%   03/06/01    $  2,500,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Health Variable Rate Bonds, Series 1996 B                      2,000,000     1.550%   03/01/01       2,000,000
Cottage Hospital Santa Barbara 1985 Series C                          3,000,000     2.650%   03/07/01       3,000,000
Children's Hospital Insured Revenue Bonds, Series 1994                2,100,000     2.500%   03/07/01       2,100,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Shell Oil Company Series 1991A                                        2,100,000     1.450%   03/01/01       2,100,000
Shell Oil Company Series 1991B                                        1,100,000     1.450%   03/01/01       1,100,000

CALIFORNIA STATEWIDE COMMUNITIES DEV.  AUTHORITY
COP Northern CA Retired Officers Community                            2,900,000     1.550%   03/01/01       2,900,000

IRVINE, CITY OF
Assessment District 89-10; Orange County                              1,000,000     1.500%   03/01/01       1,000,000
Assessment District 95-12; Orange County                              2,148,000     1.500%   03/01/01       2,148,000
Assessment District 94-13; Orange County                              1,100,000     1.500%   03/01/01       1,100,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1985                                              2,700,000     1.500%   03/01/01       2,700,000
General Obligation, Districts 105, 250, and 290                       3,000,000     1.500%   03/01/01       3,000,000
General Obligation, Districts 140, 240, 105 and 250                   1,600,000     1.500%   03/01/01       1,600,000
Consolidated Refunding Series 1995                                    3,200,000     1.650%   03/01/01       3,200,000
Consolidated Series 1995; Districts 105, 140, 240 and 281             2,000,000     1.400%   03/01/01       2,000,000
Certificates of Participation, Series 86                              3,500,000     1.400%   03/01/01       3,500,000

KERN COUNTY CA
1986 Adjustable Interest rate COP Series A, B, C and D                2,400,000     1.900%   03/06/01       2,400,000

LOS ANGELES COUNTY
Pension Obligation Refunding Bonds                                    2,500,000     1.800%   03/06/01       2,500,000

LOS ANGELES COUNTY METROPOLITON TRANSPORTATION
Tax Revenue Refunding Bonds, 1993 Series A                            3,800,000     2.500%   03/07/01       3,800,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds, 1996 Series A                          3,000,000     2.500%   03/07/01       3,000,000
Water Revenue Bonds 2000 Authorization, Series B-3                    2,200,000     1.400%   03/01/01       2,200,000

NEWPORT BEACH CA
Hoag Memo. Hospital Presbyterian, Series 1993                         3,000,000     1.650%   03/01/01       3,000,000

ORANGE COUNTY HOUSING AUTHORITY APARTMENT DEV.  REVENUE
Variable Rate Demand Apartment Dev. Revenue Bonds Issue               3,000,000     2.100%   03/06/01       3,000,000

ORANGE COUNTY SANITATION DISTRICT COP
Refunding Cert. of Participation, 1993 Series                         3,200,000     1.500%   03/01/01       3,200,000

ORANGE COUNTY WATER DISTRICT CERTIFICATES OF PARTICIPATION
Variable Rate Certificates of Participation, Series 1990              3,000,000     1.650%   03/01/01       3,000,000

RANCHO CALIFORNIA WATER DISTRICT FINANCING AUTHORITY
Adjustable Rate Revenue Bonds Series of 1998A                           600,000     1.900%   03/06/01         600,000

RIVERSIDE COUNTY CA
COP, 1985 Adjustable Convertible Extendible Securities                2,500,000     2.000%   03/05/01       2,500,000

RIVERSIDE REDEVELOPMENT AGENCY
Multi-family Housing Revenue Bonds                                    2,700,000     1.850%   03/06/01       2,700,000

SAN BERNARDINO COUNTY CA
COP, 1996 County Center Refinancing Project                           3,200,000     1.850%   03/06/01       3,200,000

SAN DIEGO COUNTY CA
Revenue Refunding Bonds                                               1,095,000     1.850%   03/06/01       1,095,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bond, Series C                                  3,000,000     1.800%   03/06/01       3,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A                              2,000,000     1.500%   03/01/01       2,000,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds 1996                                        500,000     1.500%   03/01/01         500,000
                                                                                                         ------------
Total Variable Rate Demand Notes (cost $77,643,000)                                                        77,643,000
                                                                                                         ------------
TAX AND REVENUE ANCIPATION  NOTES* (12.82%)

CA School Cash Reservation Program                                    2,000,000     5.250%   07/03/01       2,006,380
CA Statewide Communities Dev Authority                                2,000,000     5.250%   06/29/01       2,006,177

                                       1

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                                   2/28/2001
 MONEY MARKET FUND                                      CONTINUED

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
East Bay Municipal Utility District                                 $ 4,000,000     6.375%   12/01/01    $  4,183,035
Hillsborough School District                                          2,500,000     5.150%   08/30/01       2,516,296
San Leandro Unified School District                                   2,000,000     4.500%   09/25/01       2,007,463
Santa Barbara School Finance Authority                                2,000,000     5.000%   06/29/01       2,004,601
                                                                                                         ------------
Total Tax and Revenue Anticipation Notes (cost $14,723,952)                                                14,723,952
                                                                                                         ------------
COMMERCIAL PAPER (19.24%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Carnegie Institution 1993 Series A & B                                3,000,000     2.650%   05/09/01       3,000,000

STATE OF CALIFORNIA GENERAL OBLIGATION
Tax-Exempt Commercial Paper Notes                                     3,000,000     2.500%   04/04/01       3,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Series                                                   3,500,000     3.650%   05/23/01       3,500,000

LOS ANGELES DEPARTMENT OF WATER & POWER
Electric Plant Short-Term Revenue Certificates                        3,500,000     1.700%   03/06/01       3,500,000

LOS ANGELES, CITY OF WASTEWATER
Wastewater System                                                     3,500,000     3.750%   06/06/01       3,500,000

SACRAMENTO MUNICIPAL UTILITIES DISTRICT
Commercial Paper Notes Series I                                       2,100,000     2.850%   03/14/01       2,100,000

SAN DIEGO COUNTY REGIONAL TRANS. AUTHORITY
Sales Tax Revenue, Series A                                           3,500,000     2.000%   04/04/01       3,500,000
                                                                                                         ------------
Total Commercial Paper (cost $22,100,000)                                                                  22,100,000
                                                                                                         ------------
          Total Investment (cost $114,466,952) (99.66%)                                                   114,466,952
          Other Net Assets (0.34%)                                                                            386,563
                                                                                                         ------------
          Net Assets (100%)                                                                              $114,853,515
                                                                                                         ============

a)   Aggregate cost for federal income tax purposes is $114,466,952.
*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                                   2/28/2001
    INCOME FUND

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (96.04%)

ANAHEIM PUBLIC FINANCING AUTHORITY TAX ALLOCATION REVENUE
Public Improvement Project Series C                                 $ 2,250,000     6.000%   09/01/12    $  2,605,455

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds, Series 1999                   2,500,000     5.250%   01/01/17       2,597,200
Claremont Mckenna College Revenue Bonds, Series 1999                  3,000,000     5.000%   11/01/29       2,912,610
Stanford University Revenue Bonds, Series P                           3,000,000     5.250%   12/01/13       3,283,590
Santa Clara University Refunding Bonds                                1,000,000     5.000%   09/01/23         998,650

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric, Series 1996A                                3,000,000     5.900%   06/01/14       2,887,650

CALIFORNIA POLYTECHNIC STATE UNIVERSITY REVENUE
Student Union Revenue Bonds, Series C                                 2,390,000     5.625%   07/01/26       2,508,186

CALIFORNIA, STATE OF
General Obligation Bonds                                              5,000,000     6.250%   09/01/12       5,907,750

STATE OF CA DEPT. OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1                        2,320,000     7.000%   12/01/11       2,886,590
Water System Revenue Bonds, Central Valley J-3                        2,835,000     7.000%   12/01/11       3,527,364

CALIFORNIA STATE PUBLIC WORKS BOARD ENERGY EFFICIENCY REVENUE
Imperial County, State Prisons                                        4,000,000     6.500%   09/01/17       4,728,760
Lease Revenue Bonds Regents of Unit of CA                             5,000,000     5.500%   06/01/14       5,542,350
Board Lease Revenue Bonds                                             1,750,000     5.500%   06/01/15       1,934,520

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Certificates of Participation, Cedars Sinai                           1,005,000     5.500%   10/01/14       1,094,877

CASTAIC LAKE WATER AGENCY
Certificates of Participation, 1994 Series A                          2,090,000     7.250%   08/01/09       2,563,281

                                       2

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                                   2/28/2001
    INCOME FUND                                         CONTINUED

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
CONTRA COSTA WATER DISTRICT IMPROVEMENT BOND ACT 1915
Water Revenue Bonds, Series E                                       $ 4,000,000     6.250%   10/01/12    $  4,766,560

CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
Tax Allocation Refunding Revenue Bonds, 1993                          3,150,000     5.500%   11/01/14       3,499,587

FONTANA UNIFIED SCHOOL DISTRICT
GO Convertible Bonds, 1993 Series C                                   4,240,000     6.250%   05/01/12       4,796,076

FRESNO, CITY OF
Sewer System Revenue Bonds                                            3,000,000     5.250%   09/01/19       3,164,340

FRESNO UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Series C                                    1,665,000     5.800%   02/01/16       1,887,078

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds, 1998 Series A                                1,090,000     6.600%   08/01/16       1,312,643

IMPERIAL IRRIGATION DISTRICT ELECTRIC REVENUE
COP 2000 Water System Project                                         2,150,000     5.125%   07/01/21       2,154,128

KERN HIGH SCHOOL DISTRICT
General Obligation Bonds, 1996 Series A                               2,555,000     6.600%   08/01/16       3,015,973

LA QUINTA REDEVELOPMENT AGENCY TAX ALLOCATION
Tax Allocation Refunding Redev. Project Area #2                       1,015,000     7.300%   09/01/09       1,252,074

LOS ANGELES, CITY OF
General Obligation Bonds, Series 1999-B                               2,000,000     5.375%   09/01/17       2,095,760

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds, 1993 Series A                                    4,500,000     6.000%   08/15/10       5,180,265

LOS ANGELES DEPARTMENT OF WATER & POWER
Water System Revenue Bonds, 2001 Series A                             3,000,000     5.125%   07/01/32       2,955,150

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                               1,625,000     4.900%   07/01/09       1,733,729
General Obligation Bonds, 1998 Series A                               2,450,000     6.000%   07/01/14       2,850,355

LOS ANGELES, CITY OF
Wastewater System Revenue Bonds 1995                                  3,000,000     5.375%   06/01/12       3,299,310

LOS ANGELES COUNTY METROPOLITAN TRANS. AUTHORITY
Sales Tax Revenue Bonds, Series 2000-A                                2,000,000     5.000%   07/01/18       2,020,800

LOS ANGELES COUNTY TRANSPORTATION COMMISSION COP
Sales Tax Revenue Refunding Bonds, 1991 Series B                      3,540,000     6.500%   07/01/10       4,205,732

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Rev Bonds, Ser. F                          1,500,000     6.125%   07/01/13       1,756,800

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
General Obligation Refunding Bonds                                    1,860,000     4.900%   03/01/22       1,808,404
Water Revenue Bonds 1995 Series A                                     3,000,000     7.250%   03/01/07       3,543,720

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project, Series 1990A                          1,000,000     7.000%   05/01/13       1,241,170
CA-Oregon Transmission Project                                        2,500,000     5.300%   05/01/09       2,733,700

OAKLAND REDEVELOPMENT AGENCY
Central District Redev. Project Ser. 1993                             4,000,000     5.500%   02/01/14       4,438,440

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds, 1997 Series A                               1,050,000     5.500%   02/15/11       1,163,799

OXNARD SCHOOL DISTRICT
General Obligation Bonds                                              1,485,000     5.673%   08/01/14       1,671,100

POMONA UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                    1,175,000     5.700%   08/01/08       1,313,227

RIVERSIDE CA
Sewer Revenue Bonds                                                   2,000,000     5.000%   08/01/12       2,134,580

RIVERSIDE COUNTY TRANSPORTATION COMMISSION
General Obligation Refunding Bonds                                    2,000,000     5.750%   06/01/09       2,251,440

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds Series A                                      4,000,000     6.250%   08/15/10       4,675,760

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH.
Special Tax Revenue Bonds, 1996 Series A                              1,575,000     6.000%   09/01/16       1,827,095

SAN BERNARDINO COUNTY CA
Certificates of Participation, Series B                               2,000,000     6.875%   08/01/24       2,483,600

                                       3

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                                   2/28/2001
    INCOME FUND                                         CONTINUED

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
SAN BERNARDINO COUNTY TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds                                             $ 2,000,000     5.000%   03/01/09    $  2,142,660

SAN DIEGO UNIFIED SCHOOL DISTRICT
General Obligation Bonds 2000, Election of 1998 Series B              1,215,000     5.125%   07/01/22       1,218,050

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Rev. Bonds, Second Senior Series A                          2,000,000     5.500%   04/01/08       2,203,020

SAN FRANCISCO CITY & COUNTY CA
General Obligation Refunding Bond Series 2                            2,000,000     5.500%   06/15/09       2,202,480

SAN FRANCISCO CITY & COUNTY AIRPORTS COMMISSION
SF International Airport, Second Series Revenue Bonds                 3,000,000     5.000%   05/01/22       2,965,050

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Rev. Refunding Series 1990                                  2,950,000     6.750%   07/01/11       3,586,640

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project                                     4,000,000     6.000%   08/01/10       4,609,320

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds                                              1,440,000     5.250%   07/01/16       1,550,347

SAN MATEO COUNTY TRANSPORTATION DISTRICT
Sales Tax Revenue Bonds, 1993 A                                       4,000,000     5.250%   06/01/19       4,216,960

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1999 Series 2001                            2,500,000     5.700%   08/01/22       2,664,800

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project Tax Allocation 1993                            4,000,000     7.000%   07/01/10       4,796,400

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds, Series A                               2,000,000     6.000%   11/15/12       2,320,180
Lease Revenue Refunding Bonds, Series A                               1,750,000     5.750%   11/15/13       1,990,870

SANTA CLARA VALLEY WATER DISTRICT
Revenue Bonds Series 2000-B                                           2,415,000     5.125%   06/01/24       2,413,165

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District                                                  1,045,000     7.250%   08/01/10       1,303,679

SANTA MONICA-MALIBU UNIFIED SCHOOL DISTRICT
Gen. Obligation Refunding Bonds, Series 1999                          3,000,000     5.250%   08/01/15       3,240,060

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds, Series 1993                           2,400,000     6.000%   08/01/11       2,770,368

SOUTH PLACER WASTEWATER AUTHORITY WASTEWATER REVENUE
Revenue Bonds Series A                                                1,360,000     5.000%   11/01/18       1,374,484

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds, 1990                                  3,500,000     6.750%   07/01/13       4,202,345

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds, 1996 Series A                                2,000,000     6.250%   01/01/12       2,344,480

UNIVERSITY OF CALIFORNIA, REGENTS OF
Revenue Bonds (Multiple Purpose Projects) Series K                    3,500,000     5.000%   09/01/19       3,502,590

REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds                                                2,500,000     5.125%   12/01/16       2,585,822
                                                                                                         ------------
Total Long-Term Securities (cost $ 171,939,270)                                                           189,414,998
                                                                                                         ------------
VARIABLE RATE DEMAND NOTES* (4.01%)

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Shell Oil Company Series A                                            1,000,000     1.450%   10/01/10       1,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
COP Northern CA Retired Officers Community                              900,000     1.550%   06/01/26         900,000

IRVINE RANCH WATER DISTRICT
Special Assessment,Consolidated Series 1985                           1,700,000     1.500%   10/01/10       1,700,000
Waterworks Bonds, Series A, District 182                                600,000     1.400%   11/15/13         600,000
General Obligation Bonds, Districts 105, 250, and 290                 1,000,000     1.500%   08/01/16       1,000,000

NEWPORT BEACH, CITY OF
Hoag Mem. Hospital Presbyterian, Series 1993                            100,000     1.650%   10/01/22         100,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series, Districts
   1,2,3,5,6,7, and 11                                                  600,000     1.500%   08/01/16         600,000

                                       4

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                                   2/28/2001
    INCOME FUND                                         CONTINUED

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
ORANGE COUNTY WATER DISTRICT
Variable Rate Certificates of Participation, Series 1990            $ 2,000,000     1.650%   08/15/15    $  2,000,000
                                                                                                         ------------
Total Variable Rate Demand Notes (cost $7,900,000)                                                          7,900,000
                                                                                                         ------------
          Total Investment  (cost $179,839,270) (100.05%)                                                 197,314,998
          Other Net Assets (-0.05%)                                                                           (93,193)
                                                                                                         ------------
          Net Assets (100.00%)                                                                           $197,221,805
                                                                                                         ============

(a)  Aggregate cost for federal income tax purposes is $179,839,270. At February
     28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposesis as follows:

          Unrealized appreciation                                                                        $ 17,652,198
          Unrealized depreciation                                                                            (176,470)
                                                                                                         ------------
          Net unrealized appreciation                                                                    $ 17,475,728
                                                                                                         ============

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                PORTFOLIO OF INVESTMENTS                                   2/28/2001
INTERMEDIATE FUND

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (97.52%)

ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY
Tax-Exempt Senior Lien Revenue Bonds                                $   340,000     5.125%   10/01/16    $    352,509

CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY
Lease Revenue Bonds, Series 2000B                                       475,000     5.000%   12/01/17         483,275

CALIFORNIA, STATE OF
General Obligation Bonds                                                300,000     5.750%   10/01/05         327,462
General Obligation Bonds                                                300,000     5.000%   12/01/08         322,515

CALIFORNIA STATE PUBLIC WORKS BOARD
Refunding Bonds, Dept. of Corrections                                   640,000     5.250%   12/01/06         692,710
Board Lease Revenue Bonds                                               500,000     5.500%   06/01/15         552,720

CALIFORNIA STATE UNIVERSITY INSTITUTION
Revenue Bonds, Series 1996                                              350,000     4.600%   06/01/06         365,421

CAMPBELL  UNION HIGH SCHOOL DISTRICT
General Obligation Bonds. Series 2000                                   425,000     5.250%   08/01/09         464,257

CASTAIC LAKE AGENCY FINANCING CORP.
Water System Imp. Projects, Series 1994 A                               300,000     7.250%   08/01/09         367,935

CENTRAL VALLEY SCHOOL DISTRICT FIN. AUTHORITY
General Obligation Refi. Bonds, Series A                                400,000     6.150%   02/01/09         458,428

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                      400,000     8.500%   08/01/07         504,832

CONTRA COSTA TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds 1995 Series A                                   500,000     6.000%   03/01/03         525,425

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation, Series 1995                              500,000     5.300%   03/01/07         536,820

EAST BAY CA MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds                                           500,000     6.000%   06/01/03         528,445

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation, Series A                                 500,000     5.900%   07/01/05         544,515

IMPERIAL IRRIGATION DISTRICT
Electric System Project, COP                                            600,000     5.200%   11/01/09         653,682
COP Water System Projects                                               700,000     4.700%   07/01/13         717,262

IRVINE PUBLIC FACILITIES AND INFRASTRUCTURE AUTHO.
Assessment Revenue Bonds, Series A                                      530,000     4.700%   09/02/14         540,134

LOS ANGELES, CITY OF
General Obligation Bonds, 1994 Series A                                 500,000     5.600%   09/01/05         544,450

LOS ANGELES DEPARTMENT OF AIRPORTS
LAX Refunding Revenue Bonds, 1995 Series B                              400,000     6.500%   05/15/03         426,292

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                 400,000     6.000%   07/01/07         449,396

LOS ANGELES COUNTY TRANS. AUTHORITY
Sales Tax Revenue Bonds, Series A                                       500,000     5.250%   07/02/08         551,625

                                       5

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                PORTFOLIO OF INVESTMENTS                                   2/28/2001
INTERMEDIATE FUND                                        CONTINUED

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
LOS ANGELES COUNTY PENSION
General Obligation Bonds                                            $   400,000     6.900%   06/30/08    $    474,796

NEWPORT MESA UNIFIED SCHOOL DISTRICT
Special Tax Bonds                                                       450,000     4.400%   09/01/08         465,413

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                      600,000     5.150%   05/01/07         646,572

OLIVENHAIN MUNICIPAL WATER DISTRICT
1997 Capital Projects and Refunding                                     500,000     4.750%   06/01/06         526,560

ORANGE COUNTY LOCAL TRANS. AUTHORITY
Limited Tax Bonds, 1994                                                 500,000     9.500%   02/15/03         557,005

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Bonds                                                400,000     5.000%   07/01/07         427,968

SACRAMENTO CITY FINANCING AUTHORITY
Lease Revenue Bonds, State of CA EPA Bldg                               500,000     4.200%   05/01/10         503,765

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project, Series 1998C                               500,000     4.750%   11/01/08         529,630

SACRAMENTO COUNTY PUBLIC FINANCE AUTHORITY
Main Detention Facility Certificates of Participation                   400,000     5.300%   06/01/04         422,852

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds, Series A                                 500,000     5.100%   05/15/10         532,740

SAN DIEGO COUNTY WATER AUTHORITY
Water Revenue Refunding Certificates of Participation Series 1993 A     600,000     5.500%   05/01/05         645,240

SAN FRANCISCO, CITY & COUNTY
City Hall Improvement Project, Series A                                 500,000     5.100%   06/15/06         531,500
School District Facilities Improvement, Ser. B                          450,000     6.500%   06/15/05         501,498

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue, Second Series B                               450,000     5.500%   05/01/09         496,584

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Series 1997                           200,000     6.000%   08/01/06         222,416
Merged Area Redevelopment Project Series 1997                           500,000     6.000%   08/01/15         580,090

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1999 Series 2000                              500,000     5.250%   08/01/09         546,185

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds, 2000 Series A                                      400,000     5.500%   05/15/10         444,532

SANTA ROSA, CITY OF
Wastewater Rev. Refunding Bonds, Ser. A                                 400,000     5.125%   09/01/05         414,800

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation Bonds; Series A                                 600,000     4.900%   09/01/09         651,012

SOUTH COUNTY REGIONAL WASTEWATER
Revenue Bonds, Gilroy Series 1992A                                      390,000     5.900%   08/01/06         412,507

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds, Series 2000                                     500,000     4.375%   12/01/09         513,340

VISALIA, CITY OF
Wastewater System Revenue Bonds                                         500,000     5.900%   12/01/05         550,720

WISEBURN SCHOOL DISTRICT
1997 General Obligation Bonds; Series A                                 325,000     6.875%   08/01/05         368,026
                                                                                                         ------------
Total Long-Term Securities                                                                                 22,875,861
   (cost $21,765,747)
                                                                                                         ------------
Variable Rate Demand Notes (1.28%)
CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
Shell Oil Company Series A                                              200,000     1.450%   10/01/10         200,000

IRVINE RANCH WATER DISTRICT
General Obligation Bonds, Districts 105, 250, and 290                   100,000     1.500%   08/01/16         100,000
                                                                                                         ------------
Total Variable Rate Demand Notes                                                                              300,000
   (cost $300,000)                                                                                       ------------

                                       6

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                PORTFOLIO OF INVESTMENTS                                   2/28/2001
INTERMEDIATE FUND                                        CONTINUED

Security Description                                                  Par Value     Rate     Maturity     Value (Note 1)
------------------------------------------------------------------------------------------------------------------------
          Total Investments (cost $22,065,747) (98.80%)                                                  $ 23,175,861
          Other Net Assets (1.20%)                                                                            281,464
                                                                                                         ------------
          Net Assets (100%)                                                                              $ 23,457,325
                                                                                                         ============

(a) Aggregate cost for federal income tax purposes is $22,065,747. At February, 28 2001, unrealized appreciation (depreciation) of securities for federal income tax purposesis as follows:

          Unrealized appreciation                                                                        $  1,110,114
          Unrealized depreciation                                                                                  --
                                                                                                         ------------
          Net unrealized appreciation                                                                    $  1,110,114
                                                                                                         ============

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   SHORT-TERM U.S.           PORTFOLIO OF INVESTMENTS                 2/28/2001
GOVERNMENT BOND FUND

       Par Value          Rate                   Maturity         Value (Note 1)
--------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS (16.02%)
     $   995,000          4.870%-4.985%          04/19/01           $   988,372
                                                                    -----------
     Total United States Treasury Bills (cost $988,372)                 988,372
                                                                    -----------
UNITED STATES TREASURY NOTE (65.60%)
         950,000          6.250%                 10/31/01               959,797
       1,090,000          6.625%                 06/30/01             1,096,395
         950,000          6.375%                 08/15/02               975,061
       1,000,000          6.250%                 01/31/02             1,014,922
                                                                    -----------
     Total United States Treasury Notes (cost $3,990,717)             4,046,175
                                                                    -----------
UNITED STATES TREASURY BONDS (18.10%)
       1,000,000          10.750%                02/15/03             1,116,407
                                                                    -----------
     Total United States Treasury Bonds (cost $1,073,708)             1,116,407
                                                                    -----------
     Total Investments (cost $6,052,797) (99.72%)                     6,150,954
     Other Net Assets (0.28%)                                            16,941
                                                                    -----------
        Net Assets (100%)                                           $ 6,167,895
                                                                    ===========

(a) Aggregate cost for federal income tax purposes is $6,052,797. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                   $    98,157
          Unrealized depreciation                                            --
                                                                    -----------
             Net unrealized appreciation                            $    98,157
                                                                    ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT              PORTFOLIO OF INVESTMENTS                 2/28/2001
SECURITIES FUND

       Par Value          Rate                   Maturity         Value (Note 1)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (36.76%)
     $   879,708          6.000%                 06/15/28           $   862,602
         954,153          7.000%                 09/15/29               968,333
         968,088          6.000%                 08/15/28               949,263
         962,753          6.500%                 04/15/29               962,557
         854,937          6.000%                 04/15/14               858,764
         896,237          6.000%                 04/15/14               900,249
         924,175          7.000%                 07/15/29               937,910
         944,788          7.000%                 09/15/29               958,829
         990,542          7.000%                 01/15/30             1,005,234
         994,581          7.000%                 08/15/30             1,009,334
          18,854         11.250%                 07/15/13                20,596
          28,702         10.000%                 09/15/18                31,338
         101,243          9.000%                 10/15/18               108,011
                                                                    -----------
     Total Government National Mortgage Association
        (cost $9,339,026)                                             9,573,020
                                                                    -----------
UNITED STATES TREASURY BONDS (21.09%)
       1,500,000          8.000%                 11/15/21             1,957,852
       1,500,000          7.625%                 11/15/22             1,896,529

--------------------------------------------------------------------------------
U.S. GOVERNMENT              PORTFOLIO OF INVESTMENTS                 2/28/2001
SECURITIES FUND                     CONTINUED

       Par Value          Rate                   Maturity         Value (Note 1)
--------------------------------------------------------------------------------
     $ 1,500,000          6.250%                 08/15/23           $ 1,638,441
                                                                    -----------
     Total United States Treasury Bonds (cost $5,083,932)             5,492,822
                                                                    -----------
UNITED STATES TREASURY NOTES (39.33%)
       1,600,000          6.125%                 08/15/07             1,710,126
       2,000,000          6.000%                 08/15/09             2,136,663
       2,000,000          5.500%                 05/15/09             2,068,998
         100,000          6.000%                 08/15/04               104,262
       1,700,000          6.500%                 02/15/10             1,878,809
       1,500,000          5.875%                 11/15/05             1,573,482
         700,000          7.000%                 07/15/06               772,363
                                                                    -----------
     Total United States Treasury Notes (cost $9,562,682)            10,244,703
                                                                    -----------
UNITED STATES TREASURY BILLS (2.29%)
         200,000          4.88-5.16%             04/05/01               199,028
         400,000          5.03%                  04/26/01               396,870
                                                                    -----------
     Total United States Treasury Bills (cost $595,898)                 595,898
                                                                    -----------
     Total Investment (cost $24,581,538) (99.47%)                    25,906,443
          Other Net Assets (0.53%)                                      138,464
                                                                    -----------
             Net Assets (100.00%)                                    26,044,907
                                                                    ===========

(a) Aggregate cost for federal income tax purposes is $24,581,538. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                   $ 1,345,534
          Unrealized depreciation                                       (20,629)
                                                                    -----------
             Net unrealized appreciation                            $ 1,324,905
                                                                    ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
THE UNITED STATES            PORTFOLIO OF INVESTMENTS                 2/28/2001
 TREASURY TRUST
       Par Value          Rate                   Maturity         Value (Note 1)
--------------------------------------------------------------------------------

UNITED STATES TREASURY BILLS (100.35%)

     $ 5,000,000          4.90-6.15%             03/01/01           $ 5,000,000
       1,300,000          5.14%                  03/08/01             1,298,701
       5,500,000          5.86-6.11%             03/15/01             5,487,310
       5,400,000          5.71%                  03/22/01             5,382,014
       3,000,000          4.77-5.16%             04/05/01             2,984,982
       4,700,000          6.09%                  04/12/01             4,666,634
       6,700,000          5.23-5.85%             04/19/01             6,649,252
       5,700,000          5.00-5.03%             04/26/01             5,655,531
       3,500,000          4.94-4.96%             05/03/01             3,469,638
       5,600,000          4.92%                  05/17/01             5,541,069
       5,950,000          4.36-4.78%             05/24/01             5,882,903
       4,900,000          5.07%                  05/31/01             4,837,264
       6,100,000          4.89%                  06/14/01             6,012,999
       5,500,000          4.78%                  07/19/01             5,397,761
                                                                    -----------

     Total Investments (cost $68,266,058) (100.35%)                  68,266,058
     Liabilities in Excess of Other Assets (-0.35%)                    (240,956)
                                                                    -----------
        Net Assets (100.00%)                                        $68,025,102
                                                                    ===========

a)   Aggregate cost for federal income tax purpose is $68,266,058.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND            PORTFOLIO OF INVESTMENTS                2/28/2001

Company                                                Shares             Value
--------------------------------------------------------------------------------
Common Stock (89.76%)
Banking & Financial Service (15.51%)
Aetna Inc.*                                             1,855      $     69,062
Aflac Inc.                                              3,093           186,075
Allstate Corp                                           9,667           385,327
AMBAC Financial Group                                   1,350            76,140
American Express Company                               15,736           690,496
American General Corp.                                  3,151           240,232
American International Group                           27,845         2,277,721
Amsouth Bancorporation                                  2,595            45,205
AON Corp.                                               2,764            94,722
Bank of America Corp.                                  20,270         1,012,487
Bank of New York Co Inc                                 9,023           467,211
Bank One Corp.                                         12,612           444,825
BB&T Corporation                                        4,810           173,785
Bear Stearns Companies Inc.                             1,422            74,200
Capital One Financial Corp.                             2,164           119,561
Charter One Financial Inc.                              2,664            76,084
Chubb Corp.                                             2,611           187,339
Cigna Corp.                                             2,108           231,184
Cincinnati Financial Corp.                              1,666            61,330
CIT Group Inc                                           3,300            76,230
Citigroup Inc                                          59,438         2,923,161
Comerica Inc.                                           2,286           145,504
Conseco Inc.                                            2,097            29,400
Countrywide Credit Ind Inc.                               984            43,522
Fannie Mae                                             12,505           996,649
Fifth Third Bancorp                                     4,885           262,874
First Union Corp.                                      11,873           384,329
Fleet Boston Financial Corp.                           11,597           478,376
Franklin Resources Inc                                  2,935           122,507
Freddie Mac                                             7,732           509,152
Golden West Financial Corp.                             1,663            91,216
Hartford Financial Services                             2,904           185,420
Household International Inc.                            6,156           356,556
Huntington Bancshares                                   1,296            19,359
Jefferson-Pilot Corp.                                   1,036            69,940
JP Morgan Chase & Co.                                  23,228         1,083,818
Keycorp                                                 5,798           150,748
Lehman Brothers Holdings Inc.                           2,442           167,643
Lincoln National Corp.                                  2,017            88,486
Marsh & McLennan Cos                                    3,319           355,133
MBIA Inc.                                               1,041            79,095
MBNA Corp.                                              9,783           321,665
Mellon Financial Corp.                                  6,614           306,294
Merrill Lynch & Co.                                     8,828           528,797
Metlife Inc.                                            8,900           274,565
MGIC Investment Corp.                                   1,327            76,900
Morgan Stanley Dean Witter & Company                   13,221           861,084
National City Corp.                                     7,022           190,998
Northern Trust Corp.                                    2,425           172,478
Old Kent Financial Corp.                                1,387            55,119
Pinnacle West Capital Corp.                             1,014            47,100
PNC Financial Services Group                            4,127           286,827
Progressive Corp-Ohio                                     294            29,106
Providian Financial Corp.                               3,716           185,837
Regions Financial Corp.                                 2,721            81,630
Safeco Corp.                                            1,531            33,299
Schwab (Charles) Corp.                                 16,434           343,471
SouthTrust Corp.                                        2,059            87,121
St. Paul Companies                                      2,263           104,754
Starwood Hotels & Resorts Worldwide Inc.                2,300            80,270
State Street Corp.                                      2,162           217,173
Summit Bancorp                                          2,166            90,972
Suntrust Banks Inc.                                     2,993           196,730
Synovus Financial Corp.                                 2,982            82,959
T Rowe Price Group Inc.                                 1,459            52,068
Torchmark Corp.                                         1,373            47,753
Union Planters Corp.                                      142             5,405
UnumProvident Corp                                      1,522            39,831
US Bancorp                                             22,350           518,527
USA Education Inc.                                      1,861      $    134,978
Wachovia Corp.                                          2,474           156,208
Washington Mutual Inc.                                  7,660           393,494
Wells Fargo & Company                                  19,758           980,787
                                                                   ------------
Total Banking & Financial Service                                    22,516,304
                                                                   ------------
Capital Good (6.10%)
Allied Waste Industries Inc.*                             191             3,085
Briggs & Stratton                                         273            10,800
Caterpillar Inc.                                        4,879           202,966
Cooper Industries Inc.                                  1,325            56,975
Cummins Engine                                            382            14,115
Danaher Corp.                                           1,626           103,153
Deere & Co.                                             2,806           114,204
Dover Corp.                                             2,406            92,294
Emerson Electric Co.                                    5,769           385,946
Fluor Corp.                                               807            30,763
General Electric Company                              117,161         5,447,987
Grainger (W.W.) Inc.                                    1,214            42,502
Illinois Tool Works                                     3,705           224,338
Ingersoll-Rand Co.                                      1,590            68,927
Johnson Controls Inc.                                     806            53,583
Minnesota Mining & Manufacturing Company                4,715           531,616
Molex Inc.                                              2,197            79,779
Pall Corporation                                        1,125            25,729
Parker Hannifin Corp.                                   1,073            46,171
Power-One Inc.*                                           900            15,975
Teradyne Inc.*                                          2,173            67,863
Thermo Electron Corp.*                                    440            12,276
Timken Co.                                                603             9,648
Tyco International Ltd                                 21,363         1,167,488
Vulcan Materials Co.                                    1,092            46,224
                                                                   ------------
Total Capital Good                                                    8,854,407
                                                                   ------------
Consumer Cyclical (6.04%)
American Greetings                                        715             9,338
Autozone Inc.*                                          1,346            34,000
Bed Bath & Beyond Inc.*                                 3,162            77,864
Best Buy Co. Inc.*                                      2,357            96,543
Black & Decker Corporation                              1,268            52,635
Circuit City Stores-Circuit                             1,905            28,899
Cons Stores Corp.*                                        112             1,737
Cooper Tire & Rubber                                      807            10,782
Costco Wholesale Corp.*                                 5,634           235,220
Dana Corp.                                              1,510            25,564
Delphi Automotive Systems                               7,032            98,659
Dillards Inc.                                           1,098            20,642
Dollar General Corp.                                    3,273            60,878
Eaton Corp.                                               864            61,474
Federated Department Stores*                            2,016            97,474
Ford Motor Company                                     22,107           614,796
Gap Inc.                                               10,547           287,300
General Motors Corp.                                    6,149           327,865
Genuine Parts Co.                                       1,755            47,315
Goodrich (B.F.) Co.                                     1,321            53,421
Goodyear Tire & Rubber Co.                              1,678            42,789
Hasbro Inc.                                             1,883            23,123
Home Depot Inc.                                        27,746         1,179,205
ITT Industries Inc.                                     1,109            44,970
K Mart Corp.*                                           5,508            51,500
Kohls Corp.*                                            3,330           219,480
Limited Inc.                                            5,144            90,792
Liz Claiborne Inc.                                        700            34,090
Lowe's Companies                                        4,543           253,863
Marriott International Inc.                             2,831           120,827
Masco Corp.                                             5,251           122,716
Mattel Inc.                                             3,407            57,783
May Department Stores Co.                               4,192           165,961
Maytag Corp.                                              965            32,328

--------------------------------------------------------------------------------
S&P 500 INDEX FUND            PORTFOLIO OF INVESTMENTS                2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Nike Inc.                                               3,713      $    144,993
Nordstrom Inc.                                          1,560            28,782
Paccar Inc.                                               749            34,735
Penney (J.C.) Co.                                       2,783            45,029
RadioShack Corporation                                  2,275            97,370
Reebok International Ltd.*                                557            14,259
Sears, Roebuck And Co.                                  5,152           211,490
Snap-On Inc.                                              589            16,669
Stanley Works                                             860            29,928
Target Corporation                                     11,570           451,230
Tiffany & Co.                                           1,660            51,643
TJX Companies Inc.                                      2,833            86,633
Toys R US Inc.*                                         3,077            75,694
TRW Inc                                                 1,243            48,527
V.F. Corporation                                        1,219            43,994
Visteon Corp                                            2,059            29,650
Wal-Mart Stores Inc.                                   52,660         2,637,739
Whirlpool Corp.                                           725            38,331
                                                                   ------------
Total Consumer Cyclical                                               8,768,529
                                                                   ------------
Consumer Non-Durable (23.56%)
Abbott Laboratories                                    18,472           904,943
Alberto-Culver Co.                                        536            21,472
Albertson's Inc.                                        5,165           150,043
Allergan Inc.                                           1,273           110,687
Alza Corp.*                                             2,426            95,948
American Home Products Corp.                           16,138           996,844
Anheuser-Busch Companies Inc.                          11,460           500,802
Archer-Daniels-Midland Co.                              8,534           128,437
Autodesk Inc.                                             462            17,614
Avery Dennison Corp.                                    1,254            66,462
Avon Products                                           3,405           144,576
Bard (C.R.) Inc.                                          542            24,049
Bausch & Lomb Inc.                                        548            29,439
Baxter International Inc.                               3,660           337,049
Becton Dickinson & Co.                                  3,273           117,763
Biomet Inc.                                             1,671            64,856
Boston Scientific Corp.*                                5,153            84,973
Bristol-Myers Squibb Co.                               24,463         1,551,199
Brown-Forman Corp.                                        669            42,482
Brunswick Corp.                                           943            20,076
Campbell Soup Company                                   5,052           151,206
Cardinal Health Inc.                                    4,091           415,237
Carnival Corp.                                          6,923           230,813
Ceridian Corp.                                          1,326            26,825
Clear Channel Communications*                           6,852           391,592
Clorox Company                                          3,147           113,166
Coca-Cola Co.                                          30,379         1,610,998
Coca-Cola Enterprises                                   4,860           110,322
Colgate-Palmolive Company                               7,708           455,157
Comcast Corp.*                                         11,468           496,708
Computer Associates International Inc.                  6,653           207,507
Computer Sciences Corp.*                                2,068           123,480
Conagra Inc.                                            6,257           123,138
Coors (Adolph)                                            477            31,935
CVS Corp.                                               5,404           329,644
Darden Restaurants Inc.                                 1,503            32,660
Deluxe Corp.                                              934            22,743
Disney (Walt) Co                                       24,674           763,660
Donnelley (R.R.) & Sons Co.                             1,458            43,230
Dow Jones & Co. Inc.                                      930            57,288
Eli Lilly & Co.                                        13,641         1,083,914
Forest Labs CL A*                                       2,000           139,060
Fortune Brands Inc.                                     1,976            66,749
Gannett Co. Inc.                                        3,621           239,493
General Mills Inc.                                      4,187           187,787
Gillette Company                                       10,943           355,757
Guidant Corp.*                                          3,790           193,176
Harcourt General Inc.                                     702            39,340
Harrah's Entertainment Inc.*                            1,020            31,640
HCA - The Healthcare Company                            6,589      $    260,924
Healthsouth Corp.*                                      1,513            24,087
Heinz (H.J.) Co.                                        4,742           201,914
Hershey Foods Corp.                                     1,480            94,853
Hilton Hotels Corp.                                     2,862            30,652
Humana Inc.*                                            1,579            21,317
IMS Health Inc.                                         4,161           111,931
International Flavors & Fragrances                      1,066            21,544
Interpublic Group Cos. Inc.                             3,148           118,365
Johnson & Johnson                                      16,624         1,618,014
Kellogg Co.                                             5,369           142,762
Knight Ridder Inc                                         915            54,671
Kroger Co.*                                            10,128           245,503
Loews Corp.                                             1,467           159,419
Longs Drug Stores Inc.                                    380            10,602
Manor Care Inc.*                                        1,054            25,707
McDonald's Corp.                                       16,887           496,478
McGraw-Hill Companies Inc.                              2,258           133,132
Mckesson HBOC Inc.                                      1,780            51,762
Medimmune Inc.*                                         2,501           109,262
Medtronic Inc.                                         14,731           753,933
Merck & Co., Inc.                                      27,020         2,167,004
Meredith Corp.                                            452            16,245
New York Times Co.                                      1,873            82,787
Newell Rubbermaid Inc.                                  2,989            78,641
Office Depot Inc.*                                        332             3,054
Omnicom Group                                           1,779           161,338
Paychex Inc.                                            4,000           159,750
Pepsico Inc.                                           18,020           830,362
Pfizer Inc.                                            77,869         3,504,105
Pharmacia Corporation                                  15,671           810,191
Philip Morris Companies Inc.                           27,109         1,306,112
Procter & Gamble Co.                                   15,770         1,111,785
Quaker Oats Co.                                         1,575           153,594
Qwest Communications International*                    18,492           683,649
Ralston Purina Group                                    4,178           130,270
Sabre Holdings Corp*                                    1,610            69,423
Safeway Inc.*                                           6,214           337,482
Sara Lee Corp.                                         10,697           232,018
Schering-Plough Corporation                            17,703           712,546
ST Jude Medical Inc.*                                   1,255            70,431
Staples Inc.*                                           5,759            85,665
Starbucks Corp.*                                        2,200           104,775
Stryker Corp.                                           2,410           135,322
Supervalu Inc.                                          1,739            24,398
Sysco Corp.                                             6,986           190,438
Tenet Healthcare Corporation*                           3,331           153,659
Tribune Co.                                             2,840           115,304
Tricon Global Restaurants Inc.*                         1,700            65,450
Tupperware Corp.                                          598            14,113
Unilever NV                                             6,361           355,580
UnitedHealth Group Incorporated                         4,162           246,515
Univision Communications, Inc.*                         1,880            62,040
UST Inc.                                                1,803            51,999
Viacom Inc.*                                           17,489           869,203
Walgreen Co.                                           12,973           574,963
Watson Pharmaceutical Inc.*                             1,194            66,267
Wellpoint Health Networks*                                864            85,406
Wendy's International Inc.                              1,241            30,715
Winn-Dixie Stores Inc.                                  1,470            37,544
Wrigley (WM.) JR Co.                                    1,307           121,708
                                                                   ------------
Total Consumer Non-Durable                                           34,182,622
                                                                   ------------
Energy (6.28%)
AES Corp.*                                              5,338           288,092
Amerada Hess Corp.                                        972            69,984
Anadarko Petroleum Corp.                                2,229           139,313
Apache Corp.                                              855            50,189
Ashland Inc                                               723            28,060
Baker Hughes Inc.                                       3,144           123,245

--------------------------------------------------------------------------------
S&P 500 INDEX FUND            PORTFOLIO OF INVESTMENTS                2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Burlington Resources Inc.                               1,767      $     79,409
Chevron Corporation                                     8,523           730,080
Devon Energy Corporation                                1,590            90,630
EL Paso Corp.                                           5,823           409,357
EOG Resources Inc.                                      1,350            58,860
Exxon Mobil Corp.                                      41,942         3,399,399
Halliburton Co                                          5,494           218,771
Kerr-McGee Corp.                                          860            55,590
Kinder Morgan, Inc.                                     1,436            79,554
McDermott International Inc.                              540             6,993
Nabors Industries*                                      1,706            96,730
Occidental Petroleum Corp.                              3,601            86,388
Phillips Petroleum Co.                                  3,456           184,239
Rowan Companies Inc.*                                     784            22,383
Royal Dutch Petroleum Company                          25,865         1,508,705
Schlumberger Ltd.                                       6,865           437,644
Sunoco Inc.                                             1,001            33,273
Texaco Inc.                                             7,426           476,007
Tosco Corp.                                             1,945            77,897
Transocean Sedco Forex Inc.                             3,650           175,675
Unocal Corp.                                            2,795            98,552
USX-Marathon Group Inc.                                 3,304            91,256
                                                                   ------------
Total Energy                                                          9,116,275
                                                                   ------------
Manufacturing (4.51%)
Adaptec Inc.*                                           1,303            14,252
Air Products & Chemicals Inc                            2,491           101,010
Alcan Aluminium Ltd.                                    4,081           150,548
Alcoa Inc                                               9,652           345,156
Allegheny Technologies Inc.                             1,085            19,226
Applied Materials Inc.*                                 9,183           387,982
Applied Micro Circuits Corp.*                           3,600            96,300
Ball Corp.                                                291            12,047
Barrick Gold Corp.                                      4,281            69,352
Bemis Co.                                                 513            17,452
Boise Cascade Corp.                                       478            15,334
Centex Corp.                                              560            23,050
Citrix Systems Inc.*                                    1,980            51,480
Comverse Technology Inc.*                               2,072           155,271
Corning Inc.                                           10,239           277,477
Crane Co.                                                 532            14,178
Dell Computer Corp.*                                   24,897           544,622
Dow Chemical Company                                   10,950           359,270
Du Pont (E.I.) de Nemours & Co                         11,256           491,775
Eastman Chemical Company                                  759            39,051
Eastman Kodak Co.                                       4,179           188,055
Ecolab Inc.                                             1,251            52,479
EMC Corp-Mass*                                         24,786           985,491
Engelhard Corp                                          1,377            32,952
FMC Corp.*                                                331            25,408
Freeport-McMoran Copper & Gold Inc.*                    2,235            31,402
Gateway Inc.*                                           3,920            67,424
Georgia-Pacific (Georgia-Pacific Group)                 2,640            79,226
Great Lakes Chemical Corp.                                608            20,131
Hercules Inc.                                           1,037            14,601
Homestake Mining Company                                1,533             8,615
Inco Ltd.*                                              1,659            29,680
International Paper Co.                                 5,643           212,515
KB Home                                                   388            10,845
Kimberly-Clark Corp.                                    6,936           495,924
Leggett & Platt Inc.                                    2,498            48,311
Louisiana-Pacific Corp                                  1,047            11,077
Mead Corp.                                              1,004            27,500
Millipore Corp.                                           916            48,090
National Service Industries Inc                           451            10,901
Newmont Mining Corp.                                    2,278            38,384
Novellus Systems Inc.*                                  1,557            60,139
Nucor Corp.                                               848            37,482
Pactiv Corporation*                                     1,923            25,864
Phelps Dodge Corp.                                        935            43,010
Placer Dome Inc.                                        4,418      $     41,397
Potlatch Corp.                                            279             8,956
PPG Industries Inc.                                     2,255           115,231
Praxair Inc.                                            1,510            67,346
Pulte Corp.                                               464            15,938
Rohm & Haas Co.                                         2,627            96,542
Sealed Air Corp.*                                       1,316            51,521
Sherwin-Williams Co.                                    1,667            41,842
Sigma-Aldrich                                             962            41,847
Temple-Inland Inc.                                        536            25,508
USX-U.S. Steel Group Inc.                                 819            12,482
Westvaco Corp.                                            981            25,712
Weyerhaeuser Co.                                        2,767           148,699
Willamette Industries                                   1,073            49,873
Worthington Industries                                    880             8,668
                                                                   ------------
Total Manufacturing                                                   6,541,901
                                                                   ------------
Service (1.18%)
Automatic Data Processing                               7,731           456,129
Block H & R Inc.                                          999            49,251
Cendant Corporation*                                    8,375           109,545
Convergys Corp.*                                        1,800            76,248
Dynegy, Inc.                                            3,290           154,630
Equifax Inc.                                            1,343            40,706
First Data Corp.                                        4,647           286,999
Jabil Circuits, Inc.*                                   2,200            49,456
Mercury Interactive Corp.*                              1,000            62,938
Moody's Corp.                                           1,642            44,268
Palm Inc.*                                              6,893           119,766
Quintiles Transnational Corp.*                          2,482            44,676
Robert Half Intl.*                                      2,116            50,911
Waste Management Inc                                    6,326           160,491
                                                                   ------------
Total Service                                                         1,706,014
                                                                   ------------
Technology (17.99%)
ADC Telecommunications Inc.*                            7,484            83,260
Adobe Systems Inc                                       2,666            77,481
Advanced Micro Devices*                                 2,638            56,717
Agilent Technologies Inc.*                              4,812           173,232
Altera Corp*                                            4,480           103,600
American Power Conversion*                              2,200            26,813
Amgen Inc.*                                            12,671           913,104
Analog Devices Inc.*                                    4,218           157,331
Andrew Corp.*                                             863            12,945
AOL Time Warner Inc.*                                  48,408         2,131,404
Apple Computer Inc.*                                    3,884            70,883
Applied Biosystems Group - Applera Corp                 2,528           174,685
Avaya Inc.*                                             3,178            44,492
Biogen Inc.*                                            1,802           128,956
BMC Software Inc.*                                      2,825            85,103
Boeing Co.                                             10,676           664,047
Broadcom Corp.*                                         2,600           128,050
BroadVision Inc.*                                       3,200            23,200
Cabletron Systems*                                      1,502            20,202
Chiron Corp.*                                           2,192           102,613
Cisco Systems Inc.*                                    71,860         1,702,184
Compaq Computer Corp.                                  20,249           409,030
Compuware Corp.*                                        5,061            52,192
Conexant Systems Inc.*                                  2,898            35,501
Electronic Data Systems Corp                            5,675           362,235
General Dynamics Corp.                                  2,503           170,655
Global Crossing Ltd.                                    9,574           155,386
Hewlett-Packard Co                                     24,134           696,266
Honeywell International Inc                            10,411           486,298
Intel Corp.                                            72,470         2,069,924
International Business Machines Corp.                  21,350         2,132,865
Intuit Inc.*                                            2,510           103,224
JDS Uniphase Corp.*                                    14,850           397,238
King Pharmaceuticals Inc.*                              2,000            91,800

--------------------------------------------------------------------------------
S&P 500 INDEX FUND            PORTFOLIO OF INVESTMENTS                2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Kla-Tencor Corp.*                                       1,982      $     70,857
Lexmark International Inc.*                             1,513            78,676
Linear Technology Corp.                                 3,400           134,725
Lockheed Martin Corporation                             5,176           193,893
LSI Logic Corp.*                                        3,740            60,251
Lucent Technologies Inc.                               25,182           291,859
Maxim Integrated Products*                              3,200           147,600
Micron Technology Inc.*                                 6,724           230,095
Microsoft Corp.*                                       65,010         3,835,590
Motorola Inc.                                          23,522           356,829
National Semiconductor Corp.*                           1,773            36,205
Network Appliance Inc.*                                 3,502           104,185
Nextel Communications Inc.*                             8,922           214,686
Nortel Networks Corporation                            32,600           602,774
Northrop Grumman Corp.                                    670            62,947
Novell Inc.*                                            3,406            20,223
Oracle Corporation*                                    63,650         1,209,350
Parametric Technology Corp.*                              272             3,621
Peoplesoft Inc.*                                        3,478           112,166
PerkinElmer Inc.                                          457            33,462
Pitney Bowes Inc.                                       3,528           120,128
Qlogic Corp.*                                           1,100            41,113
Qualcomm Inc.*                                          9,106           499,123
Raytheon Co.                                            3,242           107,667
Rockwell International Corp.                            2,312           106,260
Sanmina Corp.*                                          3,324            99,097
Sapient Corp.*                                          1,200            15,450
Scientific-Atlanta Inc.                                 1,498            70,256
Siebel Systems Inc.*                                    4,620           176,715
Solectron Corp.*                                        7,532           205,247
Sun Microsystems Inc.*                                 34,960           694,830
Symbol Technologies, Inc.                               1,995            92,468
Tektronix Inc.*                                         1,446            35,702
Tellabs Inc.*                                           4,886           212,846
Texas Instruments Inc.                                 20,378           602,170
Textron Inc.                                            2,130           112,847
Thomas & Betts Corp.                                      658            12,555
Unisys Corporation*                                     1,823            29,861
United Technologies Corp.                               6,223           484,834
Veritas Software Corp.*                                 4,315           280,200
Vitesse Semiconductor*                                  1,998            78,796
Xerox Corp.                                             6,311            38,118
Xilinx Inc.*                                            3,722           144,693
                                                                   ------------
Total Technology                                                     26,103,886
                                                                   ------------
Transportation (1.01%)
AMR Corp/Del*                                           2,229            74,114
Burlington Northern Santa Fe Corp.                      5,996           179,940
Conoco Inc.                                             7,985           229,968
CSX Corporation                                         2,450            81,928
Delta Air Lines Inc.                                    1,674            70,509
FedEx Corporation*                                      2,956           120,973
Harley-Davidson Inc.                                    3,706           160,655
Navistar International*                                   634            15,863
Norfolk Southern Corp.                                  4,834            87,447
Ryder System Inc.                                         775            15,903
Southwest Airlines                                      7,141           132,823
Stilwell Financial Inc                                  2,624      $     83,706
Union Pacific Corp.                                     3,261           179,159
US Airways Group Inc.*                                    762            31,471
                                                                   ------------
Total Transportation                                                  1,464,459
                                                                   ------------
Utility (7.58%)
Allegheny Power System                                  1,370            65,007
Alltel Corp.                                            3,768           202,342
Ameren Corporation                                      1,519            64,056
American Electric Power                                 3,383           160,828
AT&T Corp.                                             42,723           982,629
Bellsouth Corporation                                  22,810           957,108
Calpine Corp.*                                          3,290           146,372
CenturyTel Inc.                                           141             4,064
Cinergy Corp.                                           1,534            50,054
Citizens Communications Company*                        3,100            47,926
CMS Energy Corp.                                          117             3,457
Consolidated Edison Inc.                                2,663            98,185
Constellation Energy Group Inc.                         1,431            61,104
Dominion Resources Inc/Va                               2,927           191,894
DTE Energy Company                                      1,456            52,867
Duke Energy Corp                                        9,394           382,806
Edison International                                    4,161            61,999
Enron Corp.                                             8,824           604,444
Entergy Corp.                                           2,229            86,552
Exelon Corp.                                            3,946           257,950
FirstEnergy Corporation                                 3,155            88,876
FPL Group Inc.                                          2,341           152,282
GPU Inc.                                                1,500            46,485
KeySpan Corporation                                     1,500            58,425
NCR Corporation*                                        1,097            48,268
NI Source, Inc.                                         1,483            42,465
Niagara Mohawk Holdings Inc.*                           1,549            26,612
Nicor Inc.                                                477            17,649
Noble Drilling Corp.*                                   1,560            72,618
Oneok Inc.                                                272            11,954
Peoples Energy Corp.                                      336            13,154
PG&E Corp                                               5,378            75,077
PPL Corporation                                         1,545            70,591
Progress Energy Inc.                                    3,010           130,213
Public Service Enterprise Group                         2,341           104,900
Reliant Energy Inc.                                     3,690           155,017
SBC Communications Inc.                                40,263         1,920,526
Sempra Energy                                           2,955            66,044
Southern Co.                                            8,800           272,360
Sprint Corp. (FON Group)                               11,140           249,090
Sprint Corp. (PCS Group)*                              10,340           260,361
TXU Corporation                                         3,244           133,783
Verizon Communications                                 32,587         1,613,057
Williams Cos. Inc.                                      5,303           221,135
Worldcom Inc.*                                         33,881           563,272
XCEL Energy Inc.                                        3,890           109,698
                                                                   ------------
Total Utility                                                        11,005,556
                                                                   ------------
Total Common Stock (Cost $87,554,187)                               130,259,953
                                                                   ------------
  Par Value
  ---------
Short-Term Investments (13.90%)
$ 10,128,804    United States Treasury Bills 5.94% 03/15/01 (b)      10,128,804
   5,217,395    Firstar Institutional Money Market Fund               5,217,395
   4,824,425    Firstar Government Money Market Fund                  4,824,425
                                                                   ------------
                Total Short-Term Investments (Cost $20,170,624)      20,170,624
                                                                   ------------
                Total Investments (Cost $107,724,811) (103.66%)     150,430,577
                Other Net Assets (-3.66%)                            (5,317,006)
                                                                   ------------
                   Net Assets (100.00%)                            $145,113,571
                                                                   ============

--------------------------------------------------------------------------------
S&P 500 INDEX FUND            PORTFOLIO OF INVESTMENTS                2/28/2001
                                   CONTINUED

--------------------------------------------------------------------------------

*    Non- Income Producing Security
------------------------

(a) Aggregate cost for federal income tax purposes is 102,543,867. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $ 48,572,258
                Unrealized depreciation                              (5,866,492)
                                                                   ------------
                   Net unrealized appreciation                     $ 42,705,766
                                                                   ============
(b At February 28, 2001, certain United States Treasury Bills with a market value of $1,945,808 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2001: (Contracts-$250 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                   ------------
                S&P 500 Index:
                46/Mar 01/Long$                                    $ (1,171,932)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS                 2/28/2001

Company                                                Shares             Value
--------------------------------------------------------------------------------
Common Stock (95.84%)
Banking & Financial Service (15.48%)
Allmerica Financial Corp.                                 600      $     31,890
American Fin. Group, Inc.                               5,900           141,600
Americredit Corp.*                                      6,470           221,145
Associated Banc Corp.                                   6,326           220,224
Astoria Financial Corp.                                 4,500           246,094
Banknorth Group Inc.                                   13,400           270,513
Check Free Holding Corp.*                               6,520           314,183
City National Corp.                                     4,384           158,832
Compass Bancshares, Inc.                               10,800           230,175
Dime Bancorp Inc.                                       8,093             2,023
Dime Bancorp Inc.                                      10,093           301,781
E*Trade*                                               25,020           225,430
Edwards AG                                              7,357           285,967
Enhance Financial Svcs Group                            1,010            13,585
Everest Re Holdings                                     4,400           278,300
First Tennesse Ntl., Corp.                             11,800           365,800
First Virginia Banks, Inc.                              4,700           215,260
FirstMerit Corp.                                        7,938           206,884
Gallagher, Arthur J. & Co.                              6,276           160,226
Gartner Group, Inc. Cl B*                               9,201            74,528
Greater Bay Bancorp                                     3,520           117,480
Greenpoint Fin. Corp.                                   9,000           310,500
Hibernia Bank                                          14,400           208,800
Horace Mann Educators                                     400             6,648
Investment Tech. Group, Inc.*                           2,700           139,050
Investors Financial Services Corp.                      1,640           129,048
LaBranche & Co Inc.*                                    3,800           164,920
Legg Mason, Inc.                                        5,292           253,169
M&T Bank Corporation                                    8,374           573,619
Marshall and Isley Corp.                                9,280           500,656
Mercantile Bankshares Corp.                             6,200           239,863
Mony Group Inc.                                         4,200           155,400
National Commerce Bancorp                              18,107           462,860
NCO Group, Inc.*                                        2,300            66,988
Neuberger Berman Inc.                                   4,200           313,740
North Fork Bancorp                                     14,911           372,775
Ohio Causualty Corp.                                    6,200            55,606
Old Republic                                           11,400           322,050
Oxford Health Plans*                                    7,170           237,058
Pacific Century Financial                               7,900           153,734
Protective Life Corp.                                   5,877           176,898
Provident Financial Group                               1,100            32,794
Radian Group Inc.                                       3,361           207,878
Roslyn Bancorp, Inc.                                    5,930           146,768
SEI Investments Co.                                     3,797           324,466
Silicon Valley Bancshares*                              4,300           120,131
Sovereign Bancorp, Inc.                                 9,290            82,739
TCF Financial Corp.                                     7,989      $    294,794
The PMI Group, Inc.                                     4,450           249,245
Unitron, Inc.                                           6,700           257,950
Waddell & Reed Financial Inc.                           6,900           211,968
West America Bancorp                                    3,400           131,538
Wilmington Trust Corp.                                  3,300           196,020
Zions Bancorporation                                    7,500           430,781
                                                                   ------------
Total Banking & Financial Service                                    11,612,374
                                                                   ------------
Capital Good(4.22%)
AGCO Corp.                                              3,329            39,282
Albany Intl. Corp. Cl A*                                2,568            46,481
Ametek, Inc.                                            3,100            85,560
Borg-Warner Automotive                                    600            26,220
Cirrus Logic, Inc.*                                     6,900           124,200
Credence Systems Corp.*                                 4,500           103,500
Donaldson Co. Inc.                                      4,700           125,067
Dycom Industries*                                       3,800            58,140
Federal Signal                                          4,000            88,600
Flowserve Corp.*                                        3,736            78,456
Hubbell, Inc. Cl. B                                     6,330           176,924
Integrated Device Tech.*                                9,410           272,302
International Rectifier Corp.*                          5,494           181,302
IPALCO                                                  8,000           192,800
Jacobs Engineering Group*                               2,400           135,024
Modine Manufacturing Co.                                3,000            79,688
Newport News Shipbuilding, Inc.                         2,940           160,671
Plexus Corp.*                                           3,656           112,879
Rayonier, Inc.                                          2,800           117,712
SPX Corp.*                                              2,650           257,050
Stewart & Stevenson Svcs                                3,000            77,250
Structural Dyn. Research*                               3,000            39,750
Tecumseh Prod. Co. Cl. A                                1,900            96,425
Trinity Industries                                      3,700            81,363
UCAR Intl.*                                             2,300            29,900
Vishay Intertech., Inc.*                               12,362           221,774
WI Central Transport*                                   2,200            34,925
York Intl. Corp. New Com                                3,900           124,800
                                                                   ------------
Total Capital Good                                                    3,168,045
                                                                   ------------
Consumer Cyclical(5.67%)
Abercrombie & Fitch*                                    8,770           248,717
Bandag Inc.                                               500            18,500
Barnes & Noble, Inc.*                                   6,200           167,400
BJ'S Wholesale Club*                                    6,500           295,815
Cabot Microelectronics Corp.*                           1,802           109,134
Callaway Golf Co.                                       6,800           163,540

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS                 2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                     2,900      $    100,050
Claire's Stores, Inc.                                   4,950            86,229
Clayton Homes, Inc.                                    13,701           174,688
Dollar Tree Stores Inc.*                                9,650           268,391
Family Dollar Stores                                   16,300           428,038
Fastenal Co.                                            3,600           216,000
Furniture Brands Intl. Inc.*                            4,600           112,930
Gentex Corp.*                                           4,326           108,420
Lear Corp.*                                             5,930           190,116
Lennar Corp.                                            5,500           195,250
Martin Marietta Materials                               4,200           192,990
Mohawk Inds.*                                           5,331           159,663
Neiman-Marcus Group, Inc.*                              4,400           160,160
Payless Shoesource*                                     1,984           151,538
Superior Industries                                     2,800           104,440
Teleflex, Inc.                                          3,400           146,030
UNIFI, Inc.*                                            3,600            24,840
USG Corp.                                               4,260            81,110
VISX, Inc.*                                             3,340            56,947
Webster Financial Corp.                                 4,000           113,750
Westpoint Stevens, Inc.                                 2,600            21,892
William Sonoma, Inc.*                                   5,934           161,702
                                                                   ------------
Total Consumer Cyclical                                               4,258,280
                                                                   ------------
Consumer Non-Durable(24.91%)
American Eagle Outfitters*                              6,000           208,875
Amerisource Health Corp.*                               4,300           230,996
Apogent Technologies Inc.*                              8,930           179,314
Appria Healthcare Group*                                4,900           120,589
Banta Corp.                                             2,800            73,108
Barr Laboratories Inc. *                                3,114           173,138
Belo (A.H.) Corp. Sr. A                                11,500           207,000
Bergen Brusswig CL A                                    8,224           147,950
Bisys Group Inc.*                                       5,044           273,007
Bob Evans Farms                                         3,300            66,000
Brinker International*                                  9,015           266,483
Carter-Wallace Inc.                                     3,700            99,530
Catalina Marketing Corp.*                               3,772           125,608
CBRL Group Inc.                                         5,600           106,050
Chris Craft Industries*                                 3,223           228,511
Church and Dwight                                       3,300            72,138
Cintas Group                                           14,200           511,422
Comdisco                                               13,900           177,225
Concord EFS Inc.*                                      17,750           820,938
Cor Therapeutics, Inc.*                                 4,800           165,000
Covance, Inc.*                                          5,500            82,500
Dean Foods Co.                                          3,400           112,064
Dentsply Intl., Inc.                                    4,700           176,838
Devrey, Inc.*                                           6,354           230,269
Dial Corp.                                              5,700            80,199
Dole Food Co.                                           5,800            95,700
Dreyer Grand Ice Cream                                  2,400            72,150
Dun & Bradstreet Corp.*                                 7,221           181,247
Edwards Lifesciences Corp.*                             5,386           112,837
Emmis Communications Corp.                              4,400           116,325
Energizer Holdings, Inc.*                               8,892           221,411
Entercom Communications Corp.*                          4,100           167,075
Express Scripts, Inc.*                                  3,646           327,001
First Health Group Corp.*                               5,400           230,513
Flowers Inds., Inc.                                     9,175           161,480
Galileo International, Inc.                             8,100           184,275
Gilead Services, Inc.*                                  8,440           315,445
Glatfelter (P.H.) Co.                                   3,900            46,761
Gtech Holdings Corp.*                                   4,278           115,463
Harte Hanks, Inc.                                       6,200           145,948
Health Mgmt. Assoc. Cl.A.*                             22,550           390,115
Health Net Inc.*                                       11,000           241,670
Hispanic Broadcasting Corp.*                            9,400           211,500
Hon Inds                                                5,200           129,220
Hormel Foods Corp.                                     14,000           301,000
Houghton Mifflin Co.                                    2,500      $    106,200
ICN Pharmeceuticals                                     3,378            89,720
Idec Pharmaceuticals Corp.*                            12,100           682,138
Incyte Genomics, Inc.*                                  6,010           101,043
Int'l Speedway Corp.                                    4,700           212,088
Interstate Bakeries Corp.                               2,522            41,260
IVAX Corp.*                                            13,570           508,875
Jones Apparel Group*                                   10,702           410,957
L-3 Communications Holdings*                            2,900           237,742
Lancaster Colony Corp.                                  3,731           110,065
Lance, Inc.                                             2,800            33,075
Lands End *                                             2,700            62,694
Lee Enterprises                                         4,200           132,804
Lincare Holdings Inc.*                                  5,098           300,463
Lone Star Steakhouse                                    2,300            21,131
Mandalay Resorts Co.*                                   4,300            87,204
McCormick & Co.                                         6,660           261,738
Media General, Inc. Cl. A                               2,600           130,520
Miller (Herman), Inc.                                   7,900           202,438
Millinium Pharmeceuticals*                             16,660           562,275
Minimed, Inc.*                                            600            21,225
Modis Prof. Services*                                   6,400            39,232
Mylan Laboratories                                     11,800           276,120
Noble Affiliates                                        5,000           221,750
NSTAR- W/I                                              5,400           219,510
Omnicare, Inc.                                          2,250            49,883
Outback Steakhouse, Inc.*                               6,900           183,540
Pacific Health Systems*                                   546            21,362
Papa Johns Int'l., Inc.*                                  300             7,163
Park Place Entertainment*                               3,300            36,795
Perrigo Co.*                                            2,800            28,350
Pittston Brink's Group                                  4,559            90,496
Price Communications Corp.*                             4,700            86,715
Quest Diagnostics, Inc.*                                4,000           421,600
Quorum HG, Inc.*                                        6,470           107,968
Readers Digest Assoc                                    1,200            38,508
Ross Store, Inc.                                        8,476           177,996
Ruddick Corp.                                           3,900            51,090
Saks Holding, Inc.*                                     7,274            87,288
Sensient Technologies Corp.                             4,300            93,095
Sepracor Inc.*                                          6,340           329,284
Six Flags, Inc.*                                        7,400           159,766
Smucker (J.M.) Co. Cl. A                                2,400            62,160
Steris Corp.*                                           1,600            29,920
Sungard D.S., Inc.*                                    11,688           651,022
Tootsie Roll Inds                                       4,400           217,800
Trigon Healthcare Inc.*                                 3,900           234,741
Tyson Foods, Inc. Cl. A                                13,450           169,605
Universal Corp.                                         3,100           117,056
Valassis Communications*                                5,108           154,415
Vertex Pharmaceuticals Inc.*                            4,938           245,666
Viad Corp.                                              8,700           212,193
Wallace Comp. Services                                  4,200            74,844
Washington Post, Class B                                  917           569,916
Westwood One, Inc.*                                     9,810           211,307
                                                                   ------------
Total Consumer Non-Durable                                           18,695,699
                                                                   ------------
Energy (7.17%)
BJ Services*                                            7,100           539,600
Ensco Intl., Inc.                                      11,810           450,079
Global Marine, Inc.*                                   14,680           421,463
Grant Prideco, Inc.*                                    9,056           165,453
Hanover Compressor Co.*                                 5,200           195,000
Helmerich & Payne                                       4,440           230,392
Marine Drilling Co. Inc.*                               5,500           160,325
Murphy Oil Corp.                                        4,300           270,771
National Fuel Gas Co.                                   3,200           165,760
Ocean Energy, Inc.                                     14,919           268,542
Pennzoil-Quaker State Co.                               5,994            83,556
Pioneer Nat. Resources*                                 7,100           119,635

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS                 2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Questar                                                 7,700      $    210,980
RJ Reynolds Tabacco Hldgs                               9,366           529,179
Sequa Corp.*                                              800            35,872
Smith International, Inc.*                              4,100           309,960
Tidewater, Inc.                                         5,500           267,850
Ultramar D. Shamrock                                    8,100           294,840
Valero Energy Corp.                                     5,100           186,915
Weatherford Intl.*                                      9,056           471,184
                                                                   ------------
Total Energy                                                          5,377,356
                                                                   ------------
Manufacturing (9.46%)
Advanced Fibre Communication*                           7,500           142,031
Airgas, Inc.*                                           3,200            25,952
AK Steel Holding Corp.                                  2,000            19,060
Albemarle Corp.                                         4,900           116,865
American Standard Co.*                                  6,400           362,432
Avocent Corp.*                                          4,346           108,107
Bowater, Inc.                                           5,100           256,683
Cabot Corp.                                             6,100           209,169
Carpenter Technology                                    1,800            49,860
CDW Computer Centers*                                   7,480           248,710
Cooper Cameron Corp.*                                   4,420           264,228
Crompton & Knowles Corp.                               11,278           134,208
Cytec Inds.*                                            4,100           137,555
Ferro Corp.                                             3,300            77,517
Fuller (H.B.) Corp.                                     1,300            53,788
Georgia Pacific Co Timber                               7,750           245,908
Harsco Corp.                                            4,300           118,680
Hillenbrand Industries                                  5,390           273,273
IMC Global, Inc.                                        8,500           116,875
International Game Tech.*                               7,550           407,700
Iowa Beef Processing                                    9,300           246,915
Kaydon Corp.                                            2,700            68,553
Kemet Corp.*                                            1,600            26,912
Kennametal, Inc.                                        2,500            77,875
Lam Research Corp.*                                    11,800           253,700
Legato Systems Inc.*                                    8,200           104,550
Longview Fibre Co.                                      5,000            63,450
Lubrizol Corp.                                          5,200           167,804
Lyondell Petrochemical                                 10,600           169,600
Macromedia, Inc.*                                       4,400           128,975
Maxxam, Inc.*                                             900            14,355
Minerals Technology, Inc.                               2,100            79,401
National-Oilwell Inc.*                                  6,900           249,780
NCH Corp.                                                 700            34,496
Nordson Corp.                                           3,000            83,813
Olin Corp.                                              4,500            93,375
Pentair, Inc.                                           3,700           102,490
Plantronics Inc.*                                       4,000           105,800
Quantum Corp.*                                         15,030           188,927
RPM, Inc. Ohio                                          9,218            84,990
Ryerson Tull, Inc.                                        600             6,228
Schulman (A.), Inc.                                     3,500            42,219
Solutia, Inc.                                           3,518            47,212
Sonoco Products, Inc.                                   9,662           214,690
Storage Tech. Corp.*                                    6,348            65,067
Suiza Foods Corp.*                                      3,000           146,910
Valspar Corp.                                           4,000           131,000
Waters Corp.*                                          10,200           671,772
Wausau Paper Mills Co.                                  5,542            62,846
                                                                   ------------
Total Manufacturing                                                   7,102,306
                                                                   ------------
Service (3.36%)
Alexander & Baldwin, Inc.                               3,900           100,669
American W.W., Inc.                                     8,400           232,932
Apollo Group Inc. *                                     9,550           335,444
Fiserv, Inc.*                                          10,450           517,275
Kelly Services, Inc. Cl. A                              3,300            87,450
ManPower, Inc.                                          7,500           255,225
Nova Corp/Georgia*                                      2,515      $     47,810
Rollins, Inc.                                           3,200            64,640
Scholastic Corp.*                                       2,800           119,700
Sotheby's*                                              5,500           139,040
Tech Data Corp.*                                        4,869           148,809
True North Comms                                        4,438           170,863
United Rentals Inc.*                                    6,000           102,660
Varco Intl., Inc.*                                      8,700           195,141
                                                                   ------------
Total Service                                                         2,517,658
                                                                   ------------
Technology (16.04%)
3COM Corp.*                                            30,578           279,024
Adtran, Inc.*                                             400             9,525
Affiliated Computer Svcs*                               4,500           283,005
Arrow Electronics, Inc.*                                8,374           229,448
Arvin Inds., Inc.                                       3,229            49,565
Atmel Corp.*                                           47,220           495,810
Avnet, Inc.                                             7,554           185,073
Axiom Corp.*                                            7,927           220,965
Beckman Coulter, Inc.                                   5,500           222,475
Borders Group*                                          7,120           112,852
Cadence Design Sys., Inc.*                             21,240           538,434
Choicepoint Inc.*                                       3,306           182,822
Commscope, Inc.*                                        4,629            93,274
CSG Systems International, Inc.*                        4,500           169,594
Cypress Semiconductor*                                 11,110           217,534
Dallas Semiconductor Corp.                              5,508           153,673
Diebold                                                 6,600           183,150
DSP Group, Inc.*                                        2,400            46,050
DST Systems, Inc.*                                     11,300           689,300
Electronic Arts*                                       10,900           545,000
Genzyme Corp.*                                          7,630           670,963
Granite Construction, Inc.                              2,225            73,648
Harris Corp.                                            6,980           175,268
Henry (Jack) & Associates                               4,096           187,136
Imation Corp.*                                          3,800            83,980
InFocus Corporation*                                    3,155            64,086
Informix Corp.*                                        17,200           122,550
Keane, Inc.*                                              800            12,016
Korn/Ferry International*                               3,400            60,078
Lattice Semiconductor Corp.*                            9,500           175,750
Leucadia National Corp.                                 4,800           163,728
Litton Inds.*                                           4,300           340,775
Macrovision Corp.*                                      4,300           172,269
Mastec Inc.*                                            4,400            65,912
Mentor Graphics*                                        6,000           147,000
Microchip Tech*                                        10,698           255,415
MIPS Technologies Inc.*                                 3,400           107,525
National Instruments Corp.*                             4,507           219,153
Network Associates, Inc.*                               7,590            49,098
Nvidia Corp.*                                           6,100           272,594
Polycom*                                                5,700           123,975
Powerwave Technologies, Inc.*                           4,800            75,075
Precision Castparts                                     4,500           173,475
Protein Design Labs Inc.*                               3,848           240,981
Quanta Services, Inc.*                                  5,300           146,333
Rational Software Corp.*                               16,000           559,000
Retek, Inc.*                                            4,332            96,116
Reynolds & Reynolds Class A                             7,700           169,246
RF Micro Devices Inc.*                                 14,100           156,863
Sandisk Corp.*                                          6,300           136,238
Sawtek, Inc.*                                             500             8,250
SCI Systems Inc.*                                      13,068           267,502
Semtech Corp.*                                          6,000           150,375
Sensormatic Elect. Corp.*                               7,100           155,490
Sybase, Inc.*                                           7,600           149,150
Sykes Corp.*                                            4,700            21,591
Sylvan Learning Systems, Inc.*                          1,200            25,050
Symantec Corp.*                                         6,500           296,156
Synopsys, Inc.*                                         6,009           326,364

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS                 2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Titan Corp.*                                            4,900      $     121,030
Transaction Systems Archit A*                           3,100            29,063
Transwitch Corp.*                                       6,800           136,425
Triquint Semiconductor*                                   800            14,550
Wind River Systems*                                     5,800           136,300
                                                                   ------------
Total Technology                                                     12,040,115
                                                                   ------------
Transportation (2.13%)
Airborne Inc                                            4,400            45,408
Alaska Airgroup, Inc.*                                  1,200            34,296
Antec Corp*                                             3,600            32,288
Atlas Air, Inc.*                                        3,400            98,872
C.H. Robinson Worldwide, Inc.                           6,900           206,138
CNF Transportation, Inc.                                4,100           141,614
EGL Inc.*                                               3,420            85,073
Expeditors International Washington Inc.                4,340           253,348
Gatx Corp.                                              4,400           192,368
Hunt (J.B.)*                                            3,500            55,344
Ogden Corp.                                             4,800            77,904
Overseas Shipholding Grp                                2,900            79,750
PepsiAmericas Inc.                                     13,120           212,019
Swift Transportation, Inc.*                             4,700            81,369
                                                                   ------------
Total Transportation                                                  1,595,791
                                                                   ------------
Utility (7.40%)
AGL Resources                                           4,700           101,661
Allete                                                  5,700           133,950
Alliant Energy                                          6,936           228,888
Black Hills Corp.                                       1,700            66,929
Blyth Industries, Inc.                                    500            11,680
Broadwing, Inc.*                                       13,300      $    312,816
Cleco Corporation                                       1,700            77,163
Connectiv, Inc.                                         8,600           191,780
DPL Inc.                                               11,020           316,274
DQE, Inc.                                                 700            22,715
Energy East Corporation                                10,949           205,841
Hawaiian Electric Inds                                  2,700            99,225
Idacorp Inc.                                            3,100           114,080
Kansas City Power & Light                               5,900           154,049
MCN Energy Group, Inc.                                  7,500           177,525
Micrel, Inc.*                                           7,600           213,750
Montana Power Co.                                       9,700           175,085
Northeast Utilities                                    12,500           255,000
OGE Energy Corp.                                        7,500           174,150
Potomac Electric Power Co.                             10,333           231,459
Public Ser. Co. N.Mexico                                3,400            87,312
Puget Energy Inc.                                       7,627           181,370
SCANA Corp.                                             9,073           246,876
Sierra Pacific Resources                                7,674           106,362
Teco Energy, Inc.                                      11,300           329,847
Telephone & Data                                        5,280           493,416
Utilicorp United, Inc.                                  7,700           228,305
Vectren Corp.                                           5,400           122,796
Western Resources, Inc.                                 6,200           153,388
WGL Holdings Inc.                                       3,700           101,306
Wisc. Energy Corp.                                     10,800           238,874
                                                                   ------------
Total Utility                                                         5,553,872
                                                                   ------------
Total Common Stock (Cost $64,745,352)                                71,921,496
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (7.94%)
$     99,814    United States Treasury Bills 5.94% 03/15/01 (b)          99,814
   3,046,471    Firstar Institutional Money Market Fund               3,046,471
   2,810,483    Firstar Government Money Market Fund                  2,810,483
                                                                   ------------
                Total Short-Term Investments (Cost $5,956,768)        5,956,768
                                                                   ============
                Total Investments (Cost $70,702,120) (103.78%)       77,878,264
                Other Net Assets (-3.78%)                            (2,832,834)
                                                                   ------------
                   Net Assets (100.00%)                            $ 75,045,430
                                                                   ============

*    Non- Income Producing Security
----------------------
(a) Aggregate cost for federal income tax purposes is 67,888,035. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $ 13,250,700
                Unrealized depreciation                              (6,074,556)
                                                                   ------------
                   Net unrealized appreciation                     $  7,176,144
                                                                   ============

(b At February 28, 2001, certain United States Treasury Bills with a market value of $997,850 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2001: (Contracts-$500 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                S&P MidCap 400 Index:
                10/Mar 01/Long                                     $    (36,474)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2001

Company                                                Shares             Value
--------------------------------------------------------------------------------
Common Stock (86.41%)
Banking & Financial Service (11.82%)
Anchor Bancorp WI, Inc.                                   400      $      6,044
Cash American Intl., Inc.                                 792             5,029
Centura Banks, Inc.                                     1,441            72,641
Chemfirst, Inc.                                           687            17,175
Chittenden Corp.                                          960            30,000
Commerce Bank Corp.                                     1,041      $     61,940
Commercial Federal Corp.                                2,155            47,453
Community First Bankshares                              1,710            34,307
Cullen/Frost Bankers, Inc.                              1,860            66,700
Delphi Financial Group, Inc.                              507            17,410
Downey Financial Corp.                                  1,103            47,484
Eaton Vance Corp.                                       2,860            87,487

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Fidelity National Fin., Inc.                            2,076      $     64,273
First American Finl.Corp                                2,217            67,397
First Midwest Bancorp Inc./IL                           1,538            42,872
Firstbank Puerto Rico                                     756            17,842
Fremont General Corp.                                     110               396
GBC Bancorp/California                                    600            18,713
Hudson United Bancorp                                   1,823            40,890
Jefferies Group, Inc.                                     780            23,322
Landamerica Financial Group Inc.                          400            14,360
Macdermid, Inc.                                         1,020            19,196
MAF Bancorp, Inc.                                       1,100            29,013
Mercury Computer Systems Inc.*                            770            29,260
Morgan Keegan Inc.                                        800            21,480
Mutual Risk Mgmt., Ltd.                                 1,496            16,980
New York Community Bancorp Inc.                           450            17,634
Oshkosh Truck Corp.                                       630            30,831
Profit Recovery Group International*                    1,240             8,796
Provident Bankshares Corp.                                700            16,713
Raymond James Fncl. Corp.                               1,765            58,422
Riggs Natl Corp.                                          948            14,339
RLI Corp.                                                 300            12,600
RSA Security Inc.*                                      1,450            68,875
Scpie Holdings Inc.                                       300             7,869
Selective Insurance Group                                 737            16,030
South Financial Group Inc (The)                           580             8,374
Southwest Bancorp Of Texas*                             2,030            78,155
Southwest Securities Group                                440             9,196
Staten Island Bancorp Inc.                              1,410            35,039
Trenwick Group, Inc.                                      778            17,085
Trustco Bank Corp. NY                                   2,211            27,361
Tucker Anthony Sutro                                      600            14,130
UCBH Holdings Inc.                                        300            16,819
United Bankshares Inc.                                  1,570            35,718
Washington Federal Inc.                                 2,079            54,054
Whitney Holding Co.                                       856            32,903
Zenith Ntnl. Ins. Corp.                                   600            16,380
                                                                   ------------
Total Banking & Financial Service                                     1,496,987
                                                                   ------------
Capital Good (6.25%)
Adaptive Broadband Corp.                                  932             1,922
Aeroflex Inc.*                                          2,140            28,623
Applied Industrial Tech                                   623            11,370
Astec Industries Inc.*                                    470             6,257
Belden, Inc.                                              974            24,038
Benchmark Elec. Inc.*                                     700            19,530
BMC Industries Inc-Minn                                   697             3,764
Cable Design Tech.*                                     1,655            29,525
CDI Corp.*                                                525             7,623
CTS Corp.                                               1,098            37,552
Cymer Inc.*                                             1,000            21,375
Foster Wheeler Corp                                       550             7,068
Gardner Denver, Inc.*                                     490             9,437
Graco, Inc.                                             1,167            31,276
Ionics, Inc.*                                             372             9,620
JLG Industries, Inc.                                    1,500            19,500
Lawson Products                                           500            12,094
Lindsay Manufacturing Co.                                 469             9,826
Manitowoc Company, Inc.                                   937            26,423
Massey Energy Co.                                         807            15,849
MID Atlantic Medical Svcs*                              1,940            38,140
Milacron Inc.                                             387             7,686
PAXAR Corp.*                                            1,275            14,344
Pioneer Standard Elec                                     762             9,335
Polaris Industries, Inc.                                  870            40,716
Radisys Corp*                                             400             8,800
Robbins & Myers                                           356             9,025
Scott Technolgies Inc.*                                   560            12,740
Shaw Group Inc. (The)*                                  1,240            62,384
Steel Dynamics Inc.*                                    1,200            14,925
Technitrol                                              1,268            44,190
Tenneco Automotive Inc.                                   850      $      2,678
Trimble Navigation Ltd.*                                1,017            17,861
Unisource Energy Corp.                                    800            15,480
URS Corp.*                                                400             7,940
Varian Medical Systems Inc.*                            1,110            73,704
Varian Semiconductor Equipment*                         1,100            31,006
Vicor Corp.*                                            1,386            29,799
Wabash Natl. Corp.                                        622             6,718
Washington Group Intl Inc.                              1,313            12,185
                                                                   ------------
Total Capital Good                                                      792,328
                                                                   ------------
Consumer Cyclical (9.09%)
ABM Industries, Inc.                                      830            26,809
Apogee Enterprises, Inc.                                  690             5,887
Aptargroup, Inc.                                        1,280            36,736
APW Limited                                             1,451            41,412
Brown Shoe Company Inc.                                   711            12,336
Burlington Coat Factory Wrhs                            1,500            29,325
Cascade Natural Gas Corp.                                 470             9,001
Cato Corp New CL A                                        898            16,332
Chico's FAS Inc.*                                         650            26,934
Clarcor, Inc.                                             764            18,718
Coachmen Industries Inc.                                  400             4,480
Copart Inc.*                                            2,020            38,254
Cost Plus Inc. /California                                740            17,760
Discount Auto Parts, Inc.*                                565             4,096
Dress Barn, Inc. (The)*                                   556            12,997
Dupont Photomasks Inc.*                                   600            39,563
Elcor Corp.                                               495             8,460
Factory 2-U Stores Inc.*                                  300            11,438
Fedders Corp.                                           1,451             7,473
Footstar, Inc.*                                           927            40,816
G & K Services Inc., CL A                                 532            11,072
Griffon Corp.*                                            831             5,817
Group 1 Automotive Inc.*                                  310             3,844
Interface, Inc.                                         1,350             8,606
Jakks Pacific Inc.*                                       390             5,046
Jo-Ann Stores Inc - CL A*                                 541             2,840
Kellwood Co.                                              663            14,685
Lennox Intl Inc                                         1,000            11,900
Linens `N Things*                                       1,450            49,083
Marcus Corp.                                              975            14,820
MDC Holdings Inc.                                         528            18,876
Michaels Stores, Inc.*                                  1,226            40,152
National Presto Industries                                230             6,843
Nautica Enterprises, Inc.*                                272             4,998
NVR Inc.*                                                 330            48,180
O'Reilly Automotive, Inc.*                              1,728            32,724
Oshkosh B Gosh                                            530            11,031
Oxford Industries, Inc.                                   346             6,854
Pacific Sunwear of Cal*                                 1,110            36,699
PEP Boys-Manny Moe & Jack                               1,093             6,055
Pier 1 Imports, Inc.                                    3,635            47,255
PolyMedica Corporation*                                   480            18,600
Prime Hospitality Corp.*                                1,431            18,245
Reliance Steel & Alum                                   1,025            26,240
Russell Corp.                                             363             6,897
School Specialty Inc.*                                    500            11,031
Shopko Stores, Inc.*                                      760             7,372
Skyline Corp.                                             280             6,846
Smith (A.O.) Corp.                                        505             9,353
Springs Industries Inc.                                   198             8,833
Stein Mart, Inc.*                                       1,606            15,357
Texas Industries, Inc.                                    512            14,449
The Ryland Group, Inc.                                    535            21,555
The Timberland Co.*                                     1,168            65,385
The Toro Co.                                              439            19,492
Thor Industries Inc.                                      360             8,881
Toll Bros., Inc.*                                       1,297            46,381
Tower Automotive Inc.*                                  1,180            12,980

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Winnebago Industries                                      660      $     11,220
Wolverine World Wide, Inc.                              1,111            16,343
X-Rite, Inc.                                            1,086             9,638
                                                                   ------------
Total Consumer Cyclical                                               1,151,305
                                                                   ------------
Consumer Non-Durable (19.82%)
99 Cents Only Stores*                                   1,313            50,616
Aaron Rents Inc.                                          350             5,565
Accredo Health Inc.*                                      825            23,977
AdvancePCS*                                             1,290            57,244
Advo, Inc.*                                             1,500            60,600
Anchor Gaming*                                            860            42,086
Ann Taylor*                                             1,019            26,321
Applebee's Intl., Inc.                                  1,041            31,881
Aztar Corp.*                                            1,243            14,667
Bally Total Fitness Holding*                              800            25,200
Barr Laboratories Inc.*                                     1                56
Bio-Technology General Corp.*                           1,084             8,130
Bowne & Co. Inc.                                        1,002            10,371
Casey's General Stores                                  1,964            24,182
CEC Entertainment, Inc.*                                1,063            42,520
Cheesecake Factory*                                     1,292            51,115
Ciber, Inc.*                                            1,381             9,101
Coca-Coca Bottling                                        273            10,647
Coherent, Inc.*                                           960            40,200
Constellation Brands Inc.*                                557            35,564
Cooper Co.                                                400            16,360
Cor Therapeutics, Inc.*                                 2,088            71,775
Corn Products Intl                                      1,322            33,579
Coventry Health Care, Inc.*                             2,274            41,785
CPI Corp.                                                 340             7,225
Curative Health Services*                                  90               540
Cygnus, Inc.*                                             582             3,037
Datascope Corp.                                           490            16,997
Diagnostic Products Corp.                                 580            30,578
Earthgrains Co.                                         1,602            30,758
Eloyalty Corp.*                                         1,009             3,468
Fleetwood Enterprises Inc.                                900            10,845
Fleming Co., Inc.                                       1,103            27,244
Fossil Inc.*                                              800            14,000
Global Payments Inc.*                                   1,002            19,038
Great Atlantic & Pacific Tea Co.                          969             9,254
Gymboree Corp.*                                           668             7,849
Hain Celestial Group Inc.*                              1,120            34,720
Ha-Lo Industries, Inc.                                    150               245
Harland, John H. Co.                                      670            12,060
Harman International                                    1,340            40,066
Hartmax Corp.*                                            600             2,124
Heidrick & Struggles Inc.*                                720            23,805
Idexx Laboratories Inc.*                                1,418            33,412
IHOP Corp.*                                               582            11,925
Immune Response Corp.*                                    710             1,953
Impath Inc.*                                              500            24,969
Information Resources Inc.*                               700             3,850
Instituform Tech. CL A*                                   980            33,075
Int'l. Multifoods, Inc.                                   440             8,268
Invacare Corp.                                          1,060            38,531
J&J Snack Foods*                                          280             4,515
Jack in the Box Inc.*                                   1,514            45,147
Landry's Seafood Rest                                     464             5,433
Luby's Cafeterias, Inc.                                   879             6,021
Medicis Pharmaceutical*                                 1,040            54,704
Mens Wearhouse, Inc.*                                   1,330            34,979
Mentor Corp.                                              581            13,399
Michael Foods Inc.                                        500            14,719
Morrison Management Specialist Inc.                       300            11,937
Nash-Finch Co.                                            500             8,000
National Data Corp.                                     1,253            31,989
Natures Sunshine Prod., Inc.                              561             4,278
NBTY, Inc.*                                             1,312             9,143
New England Bus. Srvc                                     474      $      9,646
Noven Pharmaceuticals Inc.*                               850            27,625
On Assignment Inc.*                                       500            11,031
Orthodontic Centers of Am*                              1,751            41,149
Owens & Minor Hldg Co.                                    881            13,180
Parexel Intl. Corp.*                                      224             3,654
Patterson Dental Co.*                                   2,462            77,861
Pediatrix Med. Grp., Inc.*                                 90             2,030
Penton Media Inc.                                       1,260            28,463
Performance Food Group Co.*                               560            29,680
Phillips Van Heusen Corp.                               1,141            17,001
Pinnacle Entertainment Inc.*                              865             9,299
Prepaid Legal Srvs., Inc.*                                810            15,998
Priority Healthcare Corp B*                             1,630            66,626
Province Healthcare Co.*                                2,820            98,524
Radiant Systems Inc.*                                     900            17,044
Ralcorp Holdings, Inc.*                                   800            14,320
Regis Corp.                                             1,292            19,219
Renal Care Group, Inc.*                                 1,555            41,110
Resmed Inc.*                                            1,150            51,704
Respironics*                                            1,232            30,954
Ruby Tuesday, Inc.                                      2,708            46,036
Russ Berrie & Co., Inc.                                   646            16,796
Ryan's Family Steak House*                              1,141            11,481
Schweitzer-Mauduit, Inc.                                  413             8,756
Sierra Health Srvs., Inc.*                                452             2,373
Smithfield Foods, Inc.*                                 2,126            62,526
Sola International*                                       307             2,824
Sonic Corp.*                                            1,158            27,141
Standard Register Co.                                     280             4,774
Steak N Shake Co/The*                                     737             6,486
Stride Rite Corp.                                         430             3,238
Sybron Dental Specialties Inc.*                         2,343            46,040
Titan Intl., Inc.                                         300             1,518
Triarc Co.*                                               820            21,746
United Stationers Inc.*                                 1,290            32,331
Universal Hlth Srvs-B*                                  1,130           101,418
Vital Signs, Inc.                                         475            18,599
Volt Info Sciences, Inc.*                                 110             2,330
Whole Foods Market, Inc.*                                 954            41,141
                                                                   ------------
Total Consumer Non-Durable                                            2,511,314
                                                                   ------------
Energy (6.14%)
Atwood Oceanics*                                          400            17,428
Barrett Resources Corp.*                                1,121            49,604
Brown (Tom) Inc.*                                       1,200            40,125
Cabot Oil & Gas Corp.                                     765            20,732
CAL Dive International Inc.*                            1,160            31,683
Cross Timbers Oil Co.                                   2,608            64,339
Dril-Quip*                                                430            12,019
Energen Corp.                                           1,210            33,844
Friede Goldman Halter Inc.                                421             1,141
General Semiconductor Inc.*                             1,146            10,257
HS Resources, Inc.*                                       482            18,629
Input/Output, Inc.*                                       564             5,939
Lone Star Technologies*                                   750            33,368
Louis Dreyfus Natural Gas*                              1,570            56,771
New Jersey Resources                                      688            26,323
Newfield Exploration Co. *                              1,512            52,950
Northwest Natural Gas                                     547            13,374
Oceaneering International*                                688            14,173
Offshore Logistics, Inc.*                                 656            16,072
Plains Resources, Inc.*                                   395             8,299
Pride International Inc.*                               2,482            61,554
Seacor Smit Inc.*                                         640            30,624
Seitel, Inc.*                                             687            12,847
Southern Union Company*                                 1,899            41,303
Southwest Gas                                           1,052            21,987
St. Mary Land & Explor                                    926            20,661
Stone Energy Corp.*                                       610            32,940

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Veritas DGC Inc.*                                         960      $     28,944
                                                                   ------------
Total Energy                                                            777,930
                                                                   ------------
Manufacturing (12.66%)
Actel Corp.*                                              870            17,618
Alpha Industries*                                       1,530            24,671
Alpharma, Inc. Class A                                  1,284            42,693
Amcast Ind                                                330             3,300
Arch Chemicals Inc.                                       800            15,960
Arctic Cat, Inc.                                        1,141            16,331
Baldor Electric Co.                                     1,306            27,426
Barnes Group, Inc.                                        582            11,233
Brady Corp.                                               856            27,649
Brush Wellman Inc.                                        600            12,630
Buckeye Tech, Inc.*                                     1,404            17,297
Butler Manufacturing                                      323             8,469
C Cube Microsystems*                                    1,757            14,221
Cambrex Corp.                                             950            39,625
Caraustar Industries                                      604             5,436
Carreker Corporation*                                     700            11,550
Castle (A.M.) & Co.                                       519             5,055
Champion Enterprises, Inc.*                               214             1,177
Chemed Corp.                                              341            11,952
Chesapeake Corp.                                          400            10,320
Cleveland Cliffs Corp.                                    260             4,667
Commercial Metals Co.                                     570            14,575
Cuno Incorporated*                                        400            10,550
D.R. Horton, Inc.                                       2,231            50,867
Delta & Pine Land Co.                                   1,382            34,066
Deltic Timber Corp.                                       300             6,741
Electro Scientific Inds., Inc.*                           994            27,894
Ethan Allen Interiors, Inc.                             1,545            52,468
Factset Research Sys. Inc.                              1,100            34,320
Florida Rock Inds                                         710            29,146
Georgia Gulf Corp.                                        770            13,336
Gerber Scientific, Inc.                                   691             4,844
Idex Corp.                                              1,140            36,400
Innovex, Inc.*                                            357             2,432
Intermet Corp.                                            683             2,305
K2, Inc.*                                                 429             3,741
Kemet Corp.*                                            3,126            52,579
Kopin Corp.*                                            1,400             9,888
Kronos, Inc.*                                             375            12,023
Kulicke & Soffa Ind.*                                   1,274            14,651
La-Z-Boy Chair Co.                                      2,208            35,107
Libbey Inc.                                               440            13,926
Lydall, Inc.*                                             405             4,374
Magnetek, Inc.*                                         1,700            19,040
Material Sciences*                                        398             3,502
Methode Electronics CL A                                1,423            22,145
Midway Games Inc.*                                        997             7,129
Mississippi Chem. Corp.                                   514             2,287
Mueller Industries*                                     1,378            41,891
Myers Industries, Inc.                                    634             7,925
Network Equip. Tech., Inc.*                               743             3,566
OM Group, Inc.                                            862            43,703
Omnova Solutions Inc                                      650             4,453
Pericom Semiconductor Corp.*                              540             6,480
Pogo Producing Co.                                      1,214            32,013
Polaroid Corp.                                            445             2,225
PolyOne Corp.                                           3,547            30,504
Pope & Talbot,  Inc.                                      981            13,587
Quanex Corp.                                              529             9,522
Regal-Beloit Corp.                                        534             9,719
Regeneron Pharm.*                                       1,369            42,952
Roper Industries, Inc.                                  1,138            44,132
RTI International Metals*                                 500             8,050
Scotts Company Class A*                                 1,150            47,438
Silicon Valley Group Inc.*                              1,290            34,427
Simpson Manufacturing Co. Inc.*                           300            14,955
Skywest, Inc.                                           1,892      $     42,925
SPS Technologies, Inc.*                                   456            22,891
Standard Pacific Corp.                                    923            22,152
Standex International Corp.                               454            11,078
Stillwater Mining Co.*                                  1,350            44,942
Sturm Ruger & Co., Inc.                                   703             7,135
Susquehanna Bancshares Inc.                               980            17,579
Thomas Industries Inc.                                    440            11,682
Tredegar Industries, Inc.                               1,453            26,517
Universal Forest Products                                 601             8,639
Valmont Industries                                        707            12,947
W D-40 Co.                                                496            10,044
Watsco, Inc.                                              665             8,379
Wellman, Inc.                                           2,500            43,900
WMS Industries Inc.*                                    1,000            18,420
Wolverine Tube, Inc.*                                     459             5,926
Zale Corp.*                                             1,334            41,968
                                                                   ------------
Total Manufacturing                                                   1,604,282
                                                                   ------------
Service (2.07%)
Administaff Inc.*                                       1,090            23,893
Bassett Furniture Inds., Inc.                             437             6,227
Central Parking Corp.                                   1,179            21,517
Edgewater Technology Inc.*                                267             1,051
Hilb, Rogal & Hamilton Co .                               420            16,065
Hooper Holmes Inc.                                      2,350            18,800
Hughes Supply, Inc.                                       559             9,810
IMCO Recycling                                            530             2,666
Insurance Auto Auctions Inc.*                             520             6,955
Kent Electronics Corp.*                                   774            12,384
Kroll-O'Gara Co.*                                          80               445
Maximus Inc.*                                             500            17,560
Memberworks Inc.*                                         400            10,350
SCP Pool Corp.*                                           450            14,963
Spherion Corporation*                                   2,614            24,180
Startek Inc.*                                             350             5,443
Syncor Intl Corp.*                                        870            30,450
Tetra Tech Inc.*                                        1,325            22,939
Tetra Technologies, Inc.*                                 344             7,121
United Natural Foods Inc.*                                445             5,674
US Oncology Inc.*                                         330             3,465
                                                                   ------------
Total Service                                                           261,958
                                                                   ------------
Technology (12.87%)
Advanced Energy Industries*                             1,100            24,956
Advanced Tissue Sciences*                               1,186             4,744
Allen Telecom, Inc.*                                    1,721            24,094
Alliance Pharmaceutical*                                1,644             4,110
Alliance Semiconductor Corp.                            1,570            19,331
Alliant Techsystems, Inc.*                                615            52,121
American Mgmt. Systems*                                 1,511            33,431
Analogic Corp.                                            326            13,020
Analysts Intl. Corp.                                      150               942
Anixter Intl.*                                          1,521            32,549
Artesyn Technologies Inc.*                              1,430            20,288
Aspect Telecom. Corp.*                                  1,874            20,731
Aspen Technology Inc.*                                    940            24,499
Auspex Systems Inc.*                                      700             3,369
Avant! Corporation*                                     1,550            28,481
AVT Corporation*                                          240             1,238
Aware Inc.*                                               860             8,170
Axcelis Technologies Inc.*                              4,218            38,885
AXT Inc.*                                                 550            12,409
Barra Inc.*                                               690            30,274
BE Aerospace, Inc.*                                       688            15,437
Black Box Corporation*                                    610            25,086
Brightpoint Inc.*                                         263               921
Brooktrout Inc.*                                          300             2,738
C&D Technologies Inc.                                     920            30,360

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
C-COR.net Corporation*                                    670      $      6,030
Cephalon, Inc.*                                         1,331            73,288
Cerner Corp.*                                           1,228            62,858
Checkpoint Systems, Inc.*                                 964             8,724
Cognex Corp.*                                           1,569            32,263
Computer Task Group, Inc.                                 140               840
Consolidated Graphics*                                     89             1,203
Cryolife Inc.*                                            450            12,375
Dendrite Intl. Inc.*                                    1,350            24,047
Dionex Corp.*                                             890            32,040
DMC Stratex Networks Inc.*                              2,903            26,490
Electroglas, Inc.*                                        460             6,756
Enzo Biochem, Inc.*                                     1,180            22,778
ESS Technology*                                         1,590            10,733
Esterline Technologies Corp.*                             450             9,630
F.Y.I. Inc.*                                              500            16,813
Fair Issac & Co, Inc.                                     505            31,209
Filenet Corp.*                                          1,178            25,916
Franklin Covey Co.*                                       633             5,349
General Communication*                                  1,702            13,722
Great Plains Software Inc.                                730            47,131
Harmonic Inc.*                                          2,150            15,722
Helix Technology Corp.                                    895            21,256
HNC Software*                                           1,030            24,012
Hutchinson Technology*                                    620             9,688
Hyperion Software Corp.*                                  775            13,272
Information Holdings Inc.*                                740            18,204
Insight Enterprises *                                   1,360            30,855
Inter Tel, Inc.                                           714             6,917
Itron, Inc.*                                              383             2,908
Kaman Corp.                                               670            10,888
Keithley Instruments Inc.                                 400             9,292
Micro Systems Inc.*                                       430             7,713
Microchip Tech*                                           243             5,802
NYFIX Inc.*                                               880            21,780
Orbital Sciences Corp.*                                   953             7,071
Organogenesis Inc.*                                       700             8,260
P Com, Inc.*                                            1,920             3,960
Park Electrochemical Corp.                                609            17,966
Pegasus Solutions Inc.*                                   370             3,908
Pharm. Product Dev.*                                      910            50,676
Phoenix Technologies Ltd.*                                480             8,340
Photronics, Inc.*                                         989            31,154
Pinnacle Systems Inc.*                                  1,250            13,594
Progress Software Corp.*                                  900            13,219
Proxim Inc.*                                              890            16,243
Rainbow Technologies Inc.*                                890             5,729
Read-Rite Corp.*                                        1,537            11,864
Remedy Corp.*                                             700            17,019
Robotic Vision Systems Inc.*                              900             2,475
Rogers Corp.*                                             500            17,775
SONICblue Inc.*                                         3,326            21,203
Speedfam Intl., Inc.*                                     441             3,363
SPSS Inc.*                                                250             5,094
Standard Microsystems Corp.*                              350             5,491
Symmetricom, Inc.*                                        571             8,181
System Software Assoc., Inc.*                             500             6,031
Techne Corp.*                                           1,460      $     39,329
Teledyne Technologies Inc.*                             1,120            14,627
THQ Inc.*                                                 480            13,410
Three-Five Systems Inc.*                                  780            13,361
Ultratech Stepper, Inc.*                                  593            14,417
Valence Technology Inc.*                                  940             7,285
Verity Inc.*                                            1,270            33,576
Viasat Inc.*                                              540             7,223
Xircom, Inc.                                              620            15,229
Zebra Tech CL A*                                        1,083            48,803
Zixit Corporation*                                        420             3,452
                                                                   ------------
Total Technology                                                      1,630,016
                                                                   ------------
Transportation (2.33%)
AAR Corp.                                               1,093            14,865
Arnold Inds., Inc.                                      1,700            28,263
Atlantic Coast Airlines Holdings Inc.*                  1,480            27,565
Forward Air Corporation*                                  740            27,334
Fritz Companies, Inc.*                                  1,107            12,385
Frontier Airlines Inc.*                                   600            14,063
Heartland Express, Inc.*                                  810            20,250
Kirby Corp.*                                              691            13,924
Landstar*                                                 295            19,636
M S Carriers, Inc.*                                       409            12,027
Mesa Air Group Inc.*                                      820             8,200
Midwest Express Holdings*                                 500             9,210
Roadway Express Inc.                                      500            12,906
US Freightways Corp.                                      975            31,078
Werner Enterprises, Inc.                                1,793            29,921
Yellow Corp.*                                             716            14,186
                                                                   ------------
Total Transportation                                                    295,813
                                                                   ------------
Utility (3.36%)
American States Water Co.                                 280             8,568
Atmos Energy Corp.                                      1,088            25,350
Avista Corp.                                            1,730            27,248
CH Energy Group Inc.                                      625            27,500
Laclede Gas Co.                                           500            11,925
New Century Equity Holdings Corp.                         914             2,285
Northwestern Corporation                                  600            14,520
Nuevo Energy Co.*                                         400             6,760
NUI Corp.                                                 400            11,020
Philadelphia Suburban Corp.                             1,886            43,378
Piedmont Natural Gas, Inc.                              1,082            34,700
RGS Energy Group Inc.                                   2,160            78,710
Southwestern Energy Co.*                                1,192            12,397
Swift Energy Co.*                                         850            27,370
UGI Corp                                                1,010            24,715
UIL Holdings Corp                                         535            26,012
Vintage Petroleum, Inc.                                 2,206            42,964
                                                                   ------------
Total Utility                                                           425,422
                                                                   ------------
Total Common Stock (Cost $10,381,992)                                10,947,355
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (13.95 %)
$  1,100,000    United States Treasury Bills 5.94% 03/15/01 (b)       1,097,590
     320,740    Firstar Institutional Money Market Fund                 320,740
     348,993    Firstar Government Money Market Fund                    348,993
                                                                   ------------
                Total Short-Term Investments (Cost $1,767,323)        1,767,323
                                                                   ------------
                Total Investments (Cost $12,149,315) (100.36%)       12,714,678
                Other Net Assets (-0.36%)                               (45,636)
                                                                   ------------
                   Net Assets (100.00%)                            $ 12,669,042
                                                                   ============

*    Non- Income Producing Security
---------------------
(a) Aggregate cost for federal income tax purposes is $12,103,679. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/28/2001
                                   CONTINUED

--------------------------------------------------------------------------------
                Unrealized appreciation                            $  2,040,342
                Unrealized depreciation                              (1,474,979)
                                                                   ------------
                   Net unrealized appreciation                     $    565,363
                                                                   ============

(b At February 28, 2001, certain United States Treasury Bills with a market value of $349,885 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2001: (Contracts-$500 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                Russell 2000 Stock Index:
                6/Mar 01/Long $                                    $     (1,688)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                  2/28/2001

Company                                                Shares             Value
--------------------------------------------------------------------------------
Common Stock (69.50%)
Banking & Financial Service (22.93%)
Bank & Bank Holding Cos. (6.77%)
Bank of New York Co Inc                                 1,700      $     88,026
Citigroup Inc                                           1,000            49,180
Mellon Financial Corp.                                  4,000           185,240
Washington Mutual Inc.                                  2,500           128,425
Wells Fargo & Company                                   3,750           186,150
                                                                   ------------
                                                                        637,021
                                                                   ------------
Finance Company (2.48%)
Household International Inc.                            3,000           173,760
Merrill Lynch & Co.                                     1,000            59,900
                                                                   ------------
                                                                        233,660
                                                                   ------------
Financial Services (2.06%)
Fannie Mae                                              1,000            79,700
Franklin Resources Inc                                  1,000            41,740
MBNA Corp.                                              2,200            72,336
                                                                   ------------
                                                                        193,776
                                                                   ------------
Insurance (7.53%)
ACE Ltd.                                                2,000            73,200
Allstate Corp                                           2,000            79,720
American General Corp.                                  2,400           182,976
Archstone Communities Trust                             1,330            32,598
Cigna Corp.                                             1,000           109,670
Marsh & McLennan Cos                                    2,150           230,050
                                                                   ------------
                                                                        708,214
                                                                   ------------
Investment Company (2.44%)
Alliance Capital Management Holding LP                  2,200           102,872
Bear Stearns Companies Inc.                             1,000            52,180
Neuberger Berman Inc.                                   1,000            74,700
                                                                   ------------
                                                                        229,752
                                                                   ------------
Real Estate (1.65%)
AMB Property Corp.                                      1,300            32,123
Equity Office Properties Trust                          1,600            46,112
Kimco Realty Corp.                                        700            29,295
Spieker Properties Inc                                    850            47,583
                                                                   ------------
                                                                        155,113
                                                                   ------------
Total Banking & Financial Service                                     2,157,536
                                                                   ------------
Capital Good (4.00%)
Electrical Equipment (4.00%)
General Electric Company                                8,100           376,650
                                                                   ------------
Consumer Cyclical (3.33%)
Housing (0.52%)
AvalonBay Communities Inc.                              1,040            49,390
                                                                   ------------
Retail - General (2.40%)
Talbots Inc.                                            1,500            76,230
Sears, Roebuck And Co.                                  1,200            49,260
Target Corporation                                      1,400            54,600
TJX Companies Inc.                                      1,500      $     45,870
                                                                   ------------
                                                                        225,960
                                                                   ------------
Textile & Apparel (0.41%)
Liz Claiborne Inc.                                        800            38,960
                                                                   ------------
Total Consumer Cyclical                                                 314,310
                                                                   ------------
Consumer Non-Durable (7.83%)
Communications & Media (1.57%)
McGraw-Hill Companies Inc.                              2,500           147,400
                                                                   ------------
Drugs (3.60%)
Baxter International Inc.                               1,350           124,322
Bergen Brusswig CL A                                    4,000            71,960
Bristol-Myers Squibb Co.                                2,240           142,038
                                                                   ------------
                                                                        338,320
                                                                   ------------
Food, Beverage & Tobacco (1.49%)
Philip Morris Companies Inc.                            2,000            96,360
Sara Lee Corp.                                          2,000            43,380
                                                                   ------------
                                                                        139,740
                                                                   ------------
Retail-Food & Drugs (1.17%)
CVS Corp.                                               1,000            61,000
Walgreen Co.                                            1,100            48,752
                                                                   ------------
                                                                        109,752
                                                                   ------------
Total Consumer Non-Durable                                              735,212
                                                                   ------------
Energy (15.44%)
Miscellaneous(0.78%)
Valero Energy Corp.                                     2,000            73,300
                                                                   ------------
Natural Gas (1.30%)
Kinder Morgan, Inc.                                     2,200           121,880
                                                                   ------------
Oil & Gas - Domestic (7.67%)
Apache Corp.                                            1,500            88,050
Devon Energy Corporation                                1,000            57,000
EL Paso Corp.                                           1,000            70,300
Helmerich & Payne                                       2,000           103,780
Kerr-McGee Corp.                                        1,000            64,640
Ocean Energy, Inc.                                      3,000            54,000
Questar                                                 2,000            54,800
Teppco Partners -LP                                     3,000            76,110
Tosco Corp.                                             2,000            80,100
Ultramar D. Shamrock                                    2,000            72,800
                                                                   ------------
                                                                        721,580
                                                                   ------------
Oil & Gas - International (4.60%)
Exxon Mobil Corp.                                       5,340           432,807
                                                                   ------------
Oil & Gas - Service (0.46%)
Tidewater, Inc.                                           900            43,830
                                                                   ------------

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                  2/28/2001
                                   CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Pipeline (0.63%)
Kinder Morgan Energy Partners LP                        1,000      $     59,860
                                                                   ------------
Total Energy                                                          1,453,257
                                                                   ------------
Manufacturing (2.51%)
Building & Housing (0.49%)
Prologis Trust                                          2,245            46,067
                                                                   ------------
Consumer Durable (0.54%)
Ethan Allen Interiors, Inc.                             1,500            50,940
                                                                   ------------
Non-Ferrous Metal (1.14%)
Alcoa Inc.                                              3,000           107,280
                                                                   ------------
Paper & Forest Product (0.34%)
Georgia Pacific Co Timber                               1,000            31,730
                                                                   ------------
Total Manufacturing                                                     236,017
                                                                   ------------
Technology (1.02%)
Telecom Equipment (1.02%)
BCE Inc.                                                3,600            95,940
                                                                   ------------
Transportation (4.00%)
Railroad (1.88%)
Conoco Inc.                                             2,333            67,190
Union Pacific Corp.                                     2,000      $    109,880
                                                                   ------------
                                                                        177,070
                                                                   ------------
Trucking (2.12%)
CNF Transportation, Inc.                                3,000           103,620
US Freightways Corp.                                    3,000            95,625
                                                                   ------------
                                                                        199,245
                                                                   ------------
Total Transportation                                                    376,315
                                                                   ------------
Utility (8.44%)
Electric (2.17%)
Duke Energy Corp.                                       5,000           203,750
                                                                   ------------
Energy (2.98%)
Exelon Corp.                                            2,375           155,254
Reliant Energy Inc.                                     3,000           126,030
                                                                   ------------
                                                                        281,284
                                                                   ------------
Miscellaneous (0.89%)
Williams Cos. Inc.                                      2,000            83,400
                                                                   ------------
Telephone (2.40%)
SBC Communications Inc.                                 4,737           225,954
                                                                   ------------
Total Utility                                                           794,388
                                                                   ------------
Total Common Stock (Cost $5,040,810)                                  6,539,625
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (28.51%)
$  2,200,000    United States Treasury Bills 5.94% 03/15/01 (b)       2,195,385
     127,650    Firstar Institutional Money Market Fund                 127,650
     359,411    Firstar Government Money Market Fund                    359,411
                                                                   ------------
                Total Short-Term Investments (Cost $2,682,446)        2,682,446
                                                                   ------------
                Total Investments (Cost $7,723,256) (98.01%)       $  9,222,071
                Other Net Assets (1.99%)                                187,562
                                                                   ------------
                   Net Assets (100.00%)                            $  9,409,633
                                                                   ============

*    Non- Income Producing Security
---------------------
(a) Aggregate cost for federal income tax purposes is $7,910,818. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $  1,662,095
                Unrealized depreciation                                (163,280)
                                                                   ------------
                   Net unrealized appreciation                     $  1,498,815
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH &           PORTFOLIO OF INVESTMENTS                  2/28/2001
  INCOME FUND
Company                                                Shares             Value
--------------------------------------------------------------------------------
Common Stock (99.40%)
Banking & Financial Service (32.11%)
Bank & Bank Holding Company (14.80%)
ABN Amro Holding NV ADR                                   760      $     16,720
Banco Bilbao Vizcaya Argentaria SA ADR                  1,880            27,786
Banco Santander Central Hispano SA ADR                  2,970            30,799
Barclays Plc ADR                                          620            76,384
Credit Suisse Group ADR                                   560            26,038
Deutsche Bank AG ADR                                      350            28,967
ING Groep NV ADR                                          490            34,006
UBS AG-REG                                                280            44,688
                                                                   ------------
                                                                        285,388

Finance Company (4.24%)
HSBC Holdings Plc ADR                                   1,230      $     81,795
                                                                   ------------
Financial Service (4.18%)
Allianz AG ADR 910                                     30,303
BNP Paribas* ADR                                          950            19,394
Lloyds TSB Group Plc ADR                                  820            30,963
                                                                   ------------
                                                                         80,660
                                                                   ------------
Insurance (8.08%)
Aegon NV ADR                                              510            17,814
Axa750 ADR                                                750            46,725

--------------------------------------------------------------------------------
EUROPEAN GROWTH &           PORTFOLIO OF INVESTMENTS                  2/28/2001
  INCOME FUND                      CONTINUED
Company                                                Shares             Value
--------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group ADR                  510      $     19,635
Swiss Reinsurance ADR                                     290            30,378
Vivendi Universal ADR                                     652            41,206
                                                                   ------------
                                                                        155,758
                                                                   ------------
Investment Company (0.81%)
Prudential Plc ADR                                        580            15,660
                                                                   ------------
Total Banking & Financial Service                                       619,261
                                                                   ------------
Consumer Cyclical (1.37%)
Auto & Truck (1.37%)
DaimlerChrysler AG                                        540            26,471
                                                                   ------------
Consumer Non-Durable (23.43%)
Communications & Media (2.59%)
Marconi Plc ADR                                           770            10,443
Telefonaktiebolaget LM Ericsson ADR                     4,770            39,502
                                                                   ------------
                                                                         49,945
                                                                   ------------
Cosmetic & Soap (0.70%)
L'OREAL** ADR                                             900            13,491
                                                                   ------------
Drugs (14.61%)
AstraZeneca Plc ADR                                       880            40,700
Glaxo Wellcome Plc* ADR                                 2,138           118,253
Novartis ADR                                            1,980            84,487
Roche Holding AG ADR                                      445            38,259
                                                                   ------------
                                                                        281,699
                                                                   ------------
Food, Beverage & Tobacco (4.11%)
Diageo Plc ADR                                            500            20,240
Nestle SA ADR                                             540            59,082
                                                                   ------------
                                                                         79,322
                                                                   ------------
Retail - Food and Drugs (1.42%)
Koninklijke Ahold NV ADR                                  840            27,392
                                                                   ------------
Total Consumer Non-Durable                                              451,849
                                                                   ------------
Energy (18.79%)
Miscellaneous (4.15%)
Total Fina Elf SA ADR                                   1,135            80,029
                                                                   ------------
Oil & Gas - International (13.69%)
BP Amoco Plc ADR                                        2,645           131,192
Royal Dutch Petroleum Company ADR                       1,380            80,495
Shell Transport & Trading Co.                           1,065      $     52,302
                                                                   ------------
                                                                        263,989
                                                                   ------------
Oil & Gas - Service (0.95%)
ENI-Ente Nazionale Idrocarburi SpA ADR                    280            18,410
                                                                   ------------
Total Energy                                                            362,428
                                                                   ------------
Manufacturing (3.15%)
Chemical (0.98%)
Bayer AG ADR                                              390            18,972
                                                                   ------------
Diversified (2.17%)
Siemens AG ADR                                            360            41,779
                                                                   ------------
Total Manufacturing                                                      60,751
                                                                   ------------
Technology (9.39%)
Electronic (1.27%)
Koninklijke Philips Electronics NV ADR                    750            24,480
                                                                   ------------
Telecommunication (8.12%)
British Telecommunications Plc ADR                        440            37,290
Deutsche Telekom ADR                                      720            17,690
France Telecom ADR                                        230            13,915
Nokia OYJ ADR                                           3,370            74,140
Telecom Italia SpA ADR                                    130            13,559
                                                                   ------------
                                                                        156,594
                                                                   ------------
Total Technology                                                        181,074
                                                                   ------------
Utility (11.16%)
Electric(0.97%)
E.ON AG ADR                                               360            18,569
                                                                   ------------
Telephone (10.19%)
Alcatel SA ADR                                            790            30,589
Telefonica SA* ADR                                        834            42,326
Vodafone Group PLC ADR                                  4,530           123,714
                                                                   ------------
                                                                        196,629
                                                                   ------------
Total Utility                                                           215,198
                                                                   ------------
Total Common Stock (Cost $2,195,022)                                  1,917,032
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (4.04%)
$     34,442    Firstar Government Money Market Fund                     34,442
      43,459    Firstar Institutional Money Market Fund                  43,459
                                                                   ------------
                Total Short-Term Investments (Cost $77,901)              77,901
                                                                   ------------
                Total Investments (Cost $2,272,923) (103.44%)         1,994,933
                Liabilities in Excess of Other Assets (3.44%)           (66,250)
                                                                   ------------
                   Net Assets (100.00%)                            $  1,928,683
                                                                   ============

*    Non-Income Producing Security
**   Unsponsored ADR
ADR- American Depository Receipts

--------------------
(a) Aggregate cost for federal income tax purposes is $2,206,673. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $     59,629
                Unrealized depreciation                                (337,619)
                                                                   ------------
                   Net unrealized depreciation                     $   (277,990)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND       PORTFOLIO OF INVESTMENTS                  2/28/2001

Company                                                Shares             Value
--------------------------------------------------------------------------------
Common Stock (91.95%)
Capital Good (0.24%)
Molex Inc.                                                812      $     29,486
                                                                   ------------
Total Capital Good                                                       29,486
                                                                   ------------
Consumer Cyclical (1.67%)
Bed Bath & Beyond Inc.*                                 3,386            83,380
Costco Wholesale Corp.*                                 2,075            86,631
Paccar Inc.                                               739            34,271
                                                                   ------------
Total Consumer Cyclical                                                 204,282
                                                                   ------------
Consumer Non-Durable (12.78%)
Abgenix Inc.*                                             640            21,760
Adelphia Communications*                                1,219            48,379
Biomet Inc.                                             2,111            81,933
Cintas Group                                            1,766            63,604
Comcast Corp.*                                          3,835           166,103
Concord EFS Inc.*                                       2,141            99,021
Echostar Communications Corp.*                          2,141            55,934
Human Genome Sciences Inc.*                             1,050            57,684
Idec Pharmaceuticals Corp.*                             1,450            81,744
Immunex Corp.*                                          6,206           202,083
Medimmune Inc.*                                         2,021            88,292
Metromedia Fiber Network Inc.*                          4,610            43,795
Millinium Pharmeceuticals*                              1,980            66,825
PanAmSat Corp.*                                         1,766            67,550
Paychex Inc.                                            3,117           124,485
Staples Inc.*                                           2,724            40,520
Starbucks Corp.*                                        2,336           111,252
Telefonaktiebolaget LM Ericsson                         8,478            70,208
USA Networks Inc.*                                      3,112            73,327
                                                                   ------------
Total Consumer Non-Durable                                            1,564,499
                                                                   ------------
Manufacturing (5.05%)
Applied Materials Inc.*                                 3,748           158,353
Applied Micro Circuits Corp.*                           2,766            73,991
Citrix Systems Inc.*                                    2,007            52,182
Comverse Technology Inc.*                               1,463           109,634
Dell Computer Corp.*                                    8,389           183,509
Inktomi Corp.*                                            870             9,842
Smurfit-Stone Container Corp.*                          2,104            30,377
                                                                   ------------
Total Manufacturing                                                     617,888
                                                                   ------------
Service (2.11%)
CMGI Inc.*                                              2,975            12,086
Fiserv, Inc.*                                           1,376            68,112
Mercury Interactive Corp.*                                725            45,630
Palm Inc.*                                              4,800            83,400
TMP Worldwide Inc.*                                       925            48,389
                                                                   ------------
Total Service                                                           257,617
                                                                   ------------
Technology (68.42%)
3COM Corp.*                                             1,616            14,746
ADC Telecommunications Inc.*                            8,594            95,608
Adobe Systems Inc                                       2,084            60,566
Altera Corp.*                                           4,906           113,451
Amazon.com, Inc.*                                       2,133            21,730
Amgen Inc.*                                             4,232           304,969
Apple Computer Inc.*                                    4,076            74,387
Ariba Inc.*                                             2,140            35,310
At Home Corp.*                                          2,489      $     14,467
Atmel Corp.*                                            3,146            33,033
BEA Systems Inc.*                                       3,200           122,800
Biogen Inc.*                                            1,652           118,221
BMC Software Inc.*                                      1,704            51,333
Broadcom Corp.*                                         1,300            64,025
BroadVision Inc.*                                       2,566            18,604
Brocade Communications System*                          2,100            81,506
Check Point Software Technologies                       2,100           134,663
Chiron Corp.*                                           2,314           108,324
Ciena Corp.*                                            3,070           206,266
Cisco Systems Inc.*                                    22,424           531,169
CNET Networks Inc.*                                     1,401            17,425
Compuware Corp.*                                        2,027            20,903
Conexant Systems Inc.*                                  2,270            27,808
Ebay, Inc.*                                             1,764            67,611
Electronic Arts*                                        1,130            56,500
Exodus Communications Inc.*                             5,100            74,588
Flextronics International Ltd.                          4,450           117,925
Gemstar-TV GUIDE Intl Group*                            3,819           172,810
Genzyme Corp.*                                            985            86,618
I2 Technologies, Inc.*                                  3,814           102,501
Intel Corp.                                            20,942           598,156
Intuit Inc.*                                            2,318            95,328
JDS Uniphase Corp.*                                    11,837           316,645
Juniper Networks Inc.*                                  1,810           116,858
Kla-Tencor Corp.*                                       2,017            72,108
Level 3 Comm., Inc.*                                    2,213            56,017
Linear Technology Corp.                                 3,732           147,881
Maxim Integrated Products*                              3,493           161,115
Microchip Tech*                                           941            22,466
Microsoft Corp.*                                       16,286           960,874
Network Appliance Inc.*                                 2,899            86,245
Nextel Communications Inc.*                             8,322           200,248
Novell Inc.*                                            3,470            20,603
Oracle Corporation*                                    20,588           391,172
Parametric Technology Corp.*                            3,220            42,866
Peoplesoft Inc.*                                        3,489           112,520
PMC - Sierra Inc.*                                      1,523            51,021
Qlogic Corp.*                                             790            29,526
Qualcomm Inc.*                                          7,927           434,499
Rational Software Corp.*                                1,725            60,267
RealNetworks Inc.*                                      1,363             9,797
RF Micro Devices Inc.*                                  1,648            18,334
Sanmina Corp.*                                          2,880            85,860
Siebel Systems Inc.*                                    4,412           168,759
Sun Microsystems Inc.*                                 12,342           245,297
Tellabs Inc.*                                           2,069            90,131
VeriSign Inc.*                                          1,674            79,829
Veritas Software Corp.*                                 3,622           235,204
Vitesse Semiconductor*                                  1,721            67,872
VoiceStream Wireless Corporation*                       2,142           203,490
Xilinx Inc.*                                            3,847           149,552
XO Communications Inc.*                                 2,488            37,009
Yahoo Inc.*                                             2,375            56,551
                                                                   ------------
Total Technology                                                      8,373,967
                                                                   ------------
Utility (1.68%)
McLeodUSA Inc.*                                         4,131            54,219
Worldcom Inc.*                                          9,069           150,772
                                                                   ------------
Total Utility                                                           204,991
                                                                   ------------
Total Common Stock (Cost $20,196,674)                                11,252,730
                                                                   ------------

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND       PORTFOLIO OF INVESTMENTS                  2/28/2001
                                   CONTINUED

--------------------------------------------------------------------------------
  Par Value
  ---------
Short-Term Investments (11.26%)
$    600,000    United States Treasury Bills 5.94% 03/15/01 (b)    $    598,819
     437,559    Firstar Institutional Money Market Fund                 437,559
     341,494    Firstar Government Money Market Fund                    341,494
                                                                   ------------
                Total Short-Term Investments (Cost $1,377,872)        1,377,872
                                                                   ------------
                Total Investments (Cost $21,574,546) (103.21%)       12,630,602
                Liabilities in Excess of Other Net Assets (-3.21%)     (392,584)
                                                                   ------------
                   Net Assets (100.00%)                            $ 12,238,018
                                                                   ============

*    Non- Income Producing Security

-------------------
(a) Aggregate cost for federal income tax purposes is 21,574,546. At February 28, 2001, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $    171,971
                Unrealized depreciation                              (9,115,915)
                                                                   ------------
                   Net unrealized appreciation                     $ (8,943,944)
                                                                   ============
(b At February 28, 2001, certain United States Treasury Bills with a market value of $1,947,537 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2001: (Contracts-$250 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                Nasdaq 100 E-mini Futures:
                31/Mar 01/Long$                                    $   (334,604)
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   California
                                                                California Tax- California Tax-     Insured      Short-Term U.S
                                                                  Free Money      Free Income     Intermediate     Government
                                                                  Market Fund        Fund             Fund         Bond Fund
                                                                --------------------------------------------------------------
Assets
   Investments at market value (identified cost $114,466,952,
   $179,839,270, $22,065,747, $6,052,797,$24,581,538, and
   $68,266,058 respectively)(Note 1) ........................   $ 114,466,952    $ 197,314,998   $  23,175,861   $   6,150,954
   Cash .....................................................          18,542           76,839          67,212           4,696
   Interest receivable ......................................         611,395        2,420,164         299,473          43,322
                                                                --------------------------------------------------------------
      Total assets ..........................................     115,096,889      199,812,001      23,542,546       6,198,972
                                                                --------------------------------------------------------------
Liabilities
   Payable for fund shares repurchased ......................              --               --              --              --
   Payable for investments purchased ........................              --        1,843,564              --              --
   Payable to Investment Advisor ............................          20,982           72,346           5,661              --
   Accrued expenses .........................................          38,971           39,929           7,990           3,483
   Distributions payable ....................................         183,421          634,357          71,570          27,594
                                                                --------------------------------------------------------------
      Total liabilities .....................................         243,374        2,590,196          85,221          31,077
                                                                --------------------------------------------------------------
Net Assets:
   (Applicable to 114,916,886; 15,212,409; 2,149,243;
   606,452; 2,414,448 and 68,026,684 shares of beneficial
   interest with no par value, unlimited number of
   authorized) ..............................................   $ 114,853,515    $ 197,221,805   $  23,457,325   $   6,167,895
                                                                ==============================================================
Pricing of Shares:
   Net asset value, offering and redemption price per share
   $114,835,515 / 114,916,886 shares ........................   $        1.00
   $197,221,805 / 15,212,409 shares .........................   =============    $       12.96
   $23,457,325 / 2,149,243 shares ...........................                    =============   $       10.91
   $6,167,895 / 606,452 shares ..............................                                    =============   $       10.17
   $26,044,907 / 2,414,448 shares ...........................                                                    =============
   $68,025,102 / 68,026,684 shares ..........................

   Net assets at February 28, 2001 consisted of: ............   $ 114,872,486    $ 178,650,693   $  22,268,193   $   6,066,995
   Paid-in capital ..........................................              --           24,318           4,364           2,840
   Undistributed net investment income ......................         (18,971)       1,071,066          74,654             (97)
   Accumulated net realized gains (losses) ..................              --       17,475,728       1,110,114          98,157
                                                                --------------------------------------------------------------
   Unrealized appreciation of investments ...................   $ 114,853,515    $ 197,221,805   $  23,457,325   $   6,167,895
                                                                ==============================================================

                                                                    U.S.          The United
                                                                 Government     States Treasury
                                                               Securities Fund       Trust
                                                               -------------------------------
Assets
   Investments at market value (identified cost $114,466,952,
   $179,839,270, $22,065,747, $6,052,797,$24,581,538, and
   $68,266,058 respectively)(Note 1) ........................   $  25,906,443    $  68,266,058
   Cash .....................................................          63,801           54,688
   Interest receivable ......................................         201,730               --
                                                                ------------------------------
      Total assets ..........................................      26,171,974       68,320,746
                                                                ------------------------------
Liabilities
   Payable for fund shares repurchased ......................              --               --
   Payable for investments purchased ........................              --               --
   Payable to Investment Advisor ............................           8,218           12,015
   Accrued expenses .........................................           9,233           19,359
   Distributions payable ....................................         109,616          264,270
                                                                ------------------------------
      Total liabilities .....................................         127,067          295,644
                                                                ------------------------------
Net Assets:
   (Applicable to 114,916,886; 15,212,409; 2,149,243;
   606,452; 2,414,448 and 68,026,684 shares of beneficial
   interest with no par value, unlimited number of
   authorized) ..............................................   $  26,044,907    $  68,025,102
                                                                ==============================
Pricing of Shares:
   Net asset value, offering and redemption price per share
   $114,835,515 / 114,916,886 shares ........................
   $197,221,805 / 15,212,409 shares .........................
   $23,457,325 / 2,149,243 shares ...........................
   $6,167,895 / 606,452 shares ..............................
   $26,044,907 / 2,414,448 shares ...........................   $       10.79
   $68,025,102 / 68,026,684 shares ..........................   =============    $        1.00
                                                                                 =============
   Net assets at February 28, 2001 consisted of: ............   $  25,147,914    $  68,026,791
   Paid-in capital ..........................................          53,488               --
   Undistributed net investment income ......................        (481,400)          (1,689)
   Accumulated net realized gains (losses) ..................       1,324,905               --
                                                                ------------------------------
   Unrealized appreciation of investments ...................   $  26,044,907    $  68,025,102
                                                                ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 S&P 500 Index      S&P MidCap      S&P SmallCap    Equity Income
                                                                     Fund           Index Fund       Index Fund          Fund
                                                                -----------------------------------------------------------------
Assets
   Investments at market value (identified cost $107,724,811,
   $70,702,120, $12,149,315, $7,723,256,$2,272,923, and
   $21,574,546, respectively) (Note 1) ......................   $ 150,430,577    $  77,878,264    $  12,714,678    $   9,222,071
   Cash .....................................................      (4,967,007)      (3,145,737)            (630)           1,575
   Interest receivable ......................................          35,233           28,806            2,611            3,271
   Dividends receivable .....................................         178,194           56,406            6,451           12,993
   Receivable for fund shares sold ..........................          20,000          298,880               --               --
   Receivable for investments sold ..........................              --               --               --          173,784
   Deferred organizational costs ............................              --               --            1,500            2,553
                                                                ----------------------------------------------------------------
      Total assets ..........................................     145,696,997       75,116,619       12,724,610        9,416,247
                                                                ----------------------------------------------------------------
Liabilities
   Payable for fund shares repurchased ......................              --               --               --               --
   Payable for investments purchased ........................         247,208               --           32,010               --
   Variation margin payable .................................         294,040           45,335           18,375               --
   Payable to Investment Advisor ............................           3,628           12,929            2,109            2,451
   Accrued expenses .........................................          38,550           12,925            3,074            4,163
                                                                ----------------------------------------------------------------
      Total liabilities .....................................         583,426           71,189           55,568            6,614
                                                                ----------------------------------------------------------------
Net Assets:
   (Applicable to 5,822,785; 4,646,966; 1,008,084; 727,708;
   239,499 and 2,493,978 shares of beneficial interest with
   no par value, unlimited number of shares authorized) .....   $ 145,113,571    $  75,045,430    $  12,669,042    $   9,409,633
                                                                ================================================================
Pricing of Shares:
   Net asset value, offering and redemption price per share
   $145,113,571 / 5,822,785 shares ..........................   $       24.92
   $75,045,430 / 4,646,966 shares ...........................   =============    $       16.15
   $12,669,042 / 1,008,084 shares ...........................                    =============    $       12.57
   $9,409,633 / 727,708 shares ..............................                                     =============    $       12.93
   $1,928,683 / 239,499 shares ..............................                                                      =============
   $12,238,018 / 2,493,978 shares ...........................

   Net assets at February 28, 2001 consisted of:
   Paid-in capital ..........................................   $ 105,353,875    $  65,595,531    $  11,707,760    $   8,582,164
   Undistributed net investment income ......................         300,324          102,630            1,044              495
   Accumulated net realized gains (losses) ..................      (2,074,462)       2,207,599          396,563         (671,841)
   Unrealized appreciation (depreciation) of investments ....      42,705,766        7,176,144          565,363        1,498,815
   Unrealized depreciation of futures contracts .............      (1,171,932)         (36,474)          (1,688)              --
                                                                ----------------------------------------------------------------
                                                                $ 145,113,571    $  75,045,430    $  12,669,042    $   9,409,633
                                                                ================================================================

                                                                    European
                                                                    Growth &       Nasdaq-100
                                                                  Income Fund      Index Fund
                                                                ------------------------------
Assets
   Investments at market value (identified cost $107,724,811,
   $70,702,120, $12,149,315, $7,723,256,$2,272,923, and
   $21,574,546, respectively) (Note 1) ......................   $   1,994,933    $  12,630,602
   Cash .....................................................             365            2,000
   Interest receivable ......................................             304            3,042
   Dividends receivable .....................................           5,534            1,029
   Receivable for fund shares sold ..........................              --               --
   Receivable for investments sold ..........................              --            5,000
   Deferred organizational costs ............................              --               --
                                                                ------------------------------
      Total assets ..........................................       2,001,136       12,641,673
                                                                ------------------------------
Liabilities
   Payable for fund shares repurchased ......................              --          325,374
   Payable for investments purchased ........................          68,742           19,725
   Variation margin payable .................................              --           47,880
   Payable to Investment Advisor ............................              --            1,851
   Accrued expenses .........................................           3,711            8,825
                                                                ------------------------------
      Total liabilities .....................................          72,453          403,655
                                                                ------------------------------
Net Assets:
   (Applicable to 5,822,785; 4,646,966; 1,008,084; 727,708;
   239,499 and 2,493,978 shares of beneficial interest with
   no par value, unlimited number of shares authorized) .....   $   1,928,683    $  12,238,018
                                                                ==============================
Pricing of Shares:
   Net asset value, offering and redemption price per share
   $145,113,571 / 5,822,785 shares ..........................
   $75,045,430 / 4,646,966 shares ...........................
   $12,669,042 / 1,008,084 shares ...........................
   $9,409,633 / 727,708 shares ..............................
   $1,928,683 / 239,499 shares ..............................   $        8.05
   $12,238,018 / 2,493,978 shares ...........................   =============    $        4.91
                                                                                 =============
   Net assets at February 28, 2001 consisted of:
   Paid-in capital ..........................................   $   2,262,176    $  22,497,004
   Undistributed net investment income ......................           2,710           22,837
   Accumulated net realized gains (losses) ..................         (58,213)      (1,003,275)
   Unrealized appreciation (depreciation) of investments ....        (277,990)      (8,943,944)
   Unrealized depreciation of futures contracts .............              --         (334,604)
                                                                ------------------------------
                                                                $   1,928,683    $  12,238,018
                                                                ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHES ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            California      Short-Term
                                                         California Tax- California Tax-     Insured           U.S.
                                                           Free Money      Free Income     Intermediate     Government
                                                          Market Fund         Fund             Fund          Bond Fund
                                                         -------------------------------------------------------------
Investment Income:
   Interest income ...................................   $ 1,662,102      $ 4,802,318     $   525,407      $   186,126
                                                         -------------------------------------------------------------
Expenses:
   Management fees (Note 2) ..........................       255,232          459,302          57,392           15,020
   Transfer agent fees ...............................        24,047           35,053           6,328            4,614
   Accounting services ...............................        39,546           71,317          10,776            4,648
   Custodian fees ....................................         6,126            8,670           1,365            1,700
   Legal and audit fees ..............................         4,305           39,476           2,708            2,076
   Trustees fees .....................................         3,234            3,053           3,114            1,021
   Insurance .........................................         1,254            2,311             277               71
   Printing ..........................................         1,147            3,126             381               87
   Registration & dues ...............................         1,048            1,165             382              564
                                                         -------------------------------------------------------------
      Total expenses .................................       335,939          623,473          82,723           29,801
         Less reimbursement from manager (Note 2) ....      (130,497)              --         (19,591)         (22,564)
                                                         -------------------------------------------------------------
      Net expenses ...................................       205,442          623,473          63,132            7,237
                                                         -------------------------------------------------------------
         Net investment income .......................     1,456,660        4,178,845         462,275          178,889
                                                         -------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) from security transactions            --        1,115,952          76,962              (97)
   Change in unrealized appreciation of investments ..            --        2,535,355         364,457           81,261
                                                         -------------------------------------------------------------
   Net realized and unrealized gain on
      investments ....................................            --        3,651,307         441,419           81,164
                                                         -------------------------------------------------------------
   Net increase in net assets resulting
      from operations ................................   $ 1,456,660      $ 7,830,152     $   903,694      $   260,053
                                                         =============================================================

                                                             U.S.          The United
                                                          Government     States Treasury
                                                        Securities Fund       Trust
                                                        --------------------------------
Investment Income:
   Interest income ...................................   $   768,862      $ 1,818,226
                                                         ----------------------------
Expenses:
   Management fees (Note 2) ..........................        61,664          151,232
   Transfer agent fees ...............................         8,490           12,049
   Accounting services ...............................        11,397           24,369
   Custodian fees ....................................         2,560            3,383
   Legal and audit fees ..............................         2,759            3,441
   Trustees fees .....................................         1,048            1,042
   Insurance .........................................           295              731
   Printing ..........................................           802              840
   Registration & dues ...............................         1,687            2,394
                                                         ----------------------------
      Total expenses .................................        90,702          199,481
         Less reimbursement from manager (Note 2) ....       (10,538)         (78,495)
                                                         ----------------------------
      Net expenses ...................................        80,164          120,986
                                                         ----------------------------
         Net investment income .......................       688,698        1,697,240
                                                         ----------------------------
Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) from security transactions       280,429            5,971
   Change in unrealized appreciation of investments ..       775,074               --
                                                         ----------------------------
   Net realized and unrealized gain on
      investments ....................................     1,055,503            5,971
                                                         ----------------------------
   Net increase in net assets resulting
      from operations ................................   $ 1,744,201      $ 1,703,211
                                                         ============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------


                                                           S&P 500 Index    S&P MidCap     S&P SmallCap   Equity Income
                                                                Fund        Index Fund      Index Fund         Fund
                                                           ------------------------------------------------------------
Investment Income:
   Interest income .....................................   $    291,543    $    243,517    $     61,447    $     89,125
   Dividend income .....................................        815,199         326,552          38,759          74,348
                                                           ------------------------------------------------------------
      Total ............................................      1,106,742         570,069         100,206         163,473
                                                           ------------------------------------------------------------
Expenses:
   Management fees (Note 2) ............................        190,043         144,964          31,134          26,145
   Transfer agent fees .................................         25,298          10,304           8,303           6,216
   Accounting services .................................         56,172          28,365           7,086           6,157
   Custodian fees ......................................          8,449           5,055           1,857           1,147
   Legal and audit fees ................................          4,157           3,294           3,836           3,580
   Trustees fees .......................................          1,036           1,047           1,060             998
   Insurance ...........................................          1,818             867             150             124
   Printing ............................................          3,868           1,904           1,127             709
   Registration & dues .................................          4,350           2,862           1,243           1,743
   Licensing fees ......................................          8,771           5,727             678              --
   Amortization of organizational costs ................             --              --           1,247           2,538
                                                           ------------------------------------------------------------
      Total expenses ...................................        303,962         204,389          57,721          49,357
         Less reimbursement from manager (Note 2) ......       (151,928)        (59,425)        (17,247)         (7,524)
                                                           ------------------------------------------------------------
      Net expenses .....................................        152,034         144,964          40,474          41,833
                                                           ------------------------------------------------------------
         Net investment income .........................        954,708         425,105          59,732         121,640
                                                           ------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) from security transactions .      1,934,113       3,859,828       1,186,090          38,742
   Net realized gain (loss) from futures contracts .....       (946,717)     (1,040,713)       (380,654)       (501,300)
   Change in unrealized appreciation (depreciation) of
   investments .........................................    (30,100,169)     (8,485,017)     (1,451,298)       (664,945)
   Change in unrealized gain (loss) of futures contracts     (1,419,093)       (352,026)        (90,241)       (209,292)
                                                           ------------------------------------------------------------
      Net realized and unrealized loss on
         investments ...................................    (30,531,866)     (6,017,928)       (736,103)     (1,336,795)
                                                           ------------------------------------------------------------
      Net decrease in net assets resulting
         from operations ...............................   $(29,577,158)   $ (5,592,823)   $   (676,371)   $ (1,215,155)
                                                           ============================================================

                                                             European
                                                             Growth &       Nasdaq-100
                                                            Income Fund     Index Fund
                                                           ----------------------------
Investment Income:
   Interest income .....................................   $      2,283    $     81,541
   Dividend income .....................................          7,445           2,703
                                                           ----------------------------
      Total ............................................          9,728          84,244
                                                           ----------------------------
Expenses:
   Management fees (Note 2) ............................          7,599          33,895
   Transfer agent fees .................................          4,657           8,780
   Accounting services .................................          3,142           7,550
   Custodian fees ......................................          3,013           4,286
   Legal and audit fees ................................          1,997           2,347
   Trustees fees .......................................          1,021           1,106
   Insurance ...........................................             19             162
   Printing ............................................            251           1,364
   Registration & dues .................................            491           1,764
   Licensing fees ......................................             --           1,575
   Amortization of organizational costs ................             --              --
                                                           ----------------------------
      Total expenses ...................................         22,190          62,829
         Less reimbursement from manager (Note 2) ......        (13,698)        (18,767)
                                                           ----------------------------
      Net expenses .....................................          8,492          44,062
                                                           ----------------------------
         Net investment income .........................          1,236          40,182
                                                           ----------------------------

Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) from security transactions .        (57,407)       (312,802)
   Net realized gain (loss) from futures contracts .....             --        (456,440)
   Change in unrealized appreciation (depreciation) of
   investments .........................................       (234,035)     (8,841,184)
   Change in unrealized gain (loss) of futures contracts             --        (568,636)
                                                           ----------------------------
      Net realized and unrealized loss on
         investments ...................................       (291,442)    (10,179,062)
                                                           ----------------------------
      Net decrease in net assets resulting
         from operations ...............................   $   (290,206)   $(10,138,880)
                                                           ============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             California Tax-Free Money        California Tax-Free            California Insured
                                                    Market Fund                   Income Fund                Intermediate Fund

                                             Six Months                    Six Months                    Six Months
                                               Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            February 28,    August 31,    February 28,    August 31,    February 28,    August 31,
                                          2001 (Unaudited)     2000     2001 (Unaudited)     2000     2001 (Unaudited)     2000
                                          -----------------------------------------------------------------------------------------
Operations:
   Net investment income .................  $  1,456,660   $  2,958,585   $  4,178,845   $  8,701,458   $    462,275   $    947,330
   Net realized gain (loss) on investments            --             --      1,115,952        229,899         76,962         (1,035)
   Change in unrealized
      appreciation of investments ........            --             --      2,535,355      6,260,596        364,457        420,608
                                            ---------------------------------------------------------------------------------------
   Net increase in net
      assets resulting from operations ...     1,456,660      2,958,585      7,830,152     15,191,953        903,694      1,366,903
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................            --             --        (13,525)         9,631         (1,345)        (3,335)
Distributions To
   Shareholders:
   Distributions from net investment
      income .............................    (1,456,660)    (2,958,585)    (4,185,350)    (8,666,741)      (458,883)      (956,701)
   Distributions from realized capital
      gains on investments ...............            --             --       (214,975)      (922,721)          (733)       (49,811)
Capital Shares
   Transactions:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................    12,005,627     (2,758,159)    (2,980,300)    (9,772,081)       136,402     (1,653,384)
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease) .............    12,005,627     (2,758,159)       436,002     (4,159,959)       579,135     (1,296,328)
Net Assets
   Beginning of period ...................   102,847,888    105,606,047    196,785,803    200,945,762     22,878,190     24,174,518
                                            ---------------------------------------------------------------------------------------
   End of period* ........................   114,853,515    102,847,888    197,221,805    196,785,803     23,457,325     22,878,190
                                            =======================================================================================
   *  Including undistributed net
      investment income of: ..............  $         --   $         --   $     24,318   $     44,348   $      4,364   $      2,317
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  Short-Term U.S.              U.S. Government              The United States
                                               Government Bond Fund            Securities Fund                Treasury Trust

                                                            January 18,
                                             Six Months       2000**       Six Months                    Six Months
                                               Ended            to           Ended        Year Ended       Ended        Year Ended
                                            February 28,    August 31,    February 28,    August 31,    February 28,    August 31,
                                          2001 (Unaudited)     2000     2001 (Unaudited)     2000     2001 (Unaudited)     2000
                                          ----------------------------------------------------------------------------------------
Operations:
   Net investment income .................  $   178,889    $   140,872    $   688,698    $ 1,679,202    $ 1,697,240    $ 3,256,040
   Net realized gain (loss) on investments          (97)           189        280,429       (761,829)         5,971          6,434
   Change in unrealized
      appreciation of investments ........       81,261         16,896        775,074      1,023,753             --             --
                                            --------------------------------------------------------------------------------------
   Net increase in net
      assets resulting from operations ...      260,053        157,957      1,744,201      1,941,126      1,703,211      3,262,474
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................        1,845         10,121           (201)       (13,837)            --             --

Distributions To
   Shareholders:
   Distributions from net investment
      income .............................     (188,944)      (139,943)      (674,742)    (1,625,632)    (1,697,240)    (3,256,040)
   Distributions from realized capital
      gains on investments ...............         (189)            --             --       (149,160)            --             --
Capital Shares
   Transactions:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................      662,917      5,404,078        499,384     (6,626,253)    11,555,121      5,940,300
                                            --------------------------------------------------------------------------------------
   Total increase (decrease) .............      735,682      5,432,213      1,568,642     (6,473,756)    11,561,092      5,946,734
Net Assets
   Beginning of period ...................    5,432,213             --     24,476,265     30,950,021     56,464,010     50,517,276
                                            --------------------------------------------------------------------------------------
   End of period* ........................    6,167,895      5,432,213     26,044,907     24,476,265     68,025,102     56,464,010
                                            ======================================================================================
   *  Including undistributed net
      investment income of: ..............  $     2,840    $    11,050    $    53,488    $    39,733    $        --    $        --
                                            ======================================================================================
   ** Commencement of operations

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                      S&P 500                     S&P MidCap                  S&P SmallCap
                                                    Index Fund                    Index Fund                   Index Fund

                                             Six Months                    Six Months                    Six Months
                                               Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            February 28,    August 31,    February 28,    August 31,    February 28,    August 31,
                                          2001 (Unaudited)     2000     2001 (Unaudited)     2000     2001 (Unaudited)     2000
                                          -----------------------------------------------------------------------------------------
Operations:
   Net investment income .................  $    954,708   $  2,026,588   $    425,105   $    760,320   $     59,732   $    108,228
   Net realized gain (loss) on investments     1,934,113       (661,145)     3,859,828     10,171,031      1,186,090       (145,676)
   Net realized gain on futures contracts       (946,717)       676,284     (1,040,713)     1,478,760       (380,654)       307,029
   Change in unrealized appreciation
      of investments .....................   (30,100,169)    21,095,696     (8,485,017)     9,000,448     (1,451,298)     2,516,370
   Change in unrealized appreciation
      of futures contracts ...............    (1,419,093)       511,322       (352,026)       506,225        (90,241)       220,692
                                            ---------------------------------------------------------------------------------------
   Net increase in net
      assets resulting from operations ...   (29,577,158)    23,648,745     (5,592,823)    21,916,784       (676,371)     3,006,643
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................        13,776         (6,304)         6,497         (5,906)           748         (1,259)

Distributions To
   Shareholders:
   Distributions from net investment
      income .............................      (942,794)    (2,088,867)      (390,454)      (713,110)       (73,651)       (93,077)
   Distributions from realized capital
      gains on investments ...............    (2,289,936)    (6,859,499)   (10,756,006)   (12,200,407)      (597,363)      (486,514)
Capital Share
   Transactions:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................    12,018,759      8,920,516     17,029,160      8,587,687      1,152,839       (444,384)
                                            ---------------------------------------------------------------------------------------
   Total increase ........................   (20,777,353)    23,614,591        296,374     17,585,048       (193,798)     1,981,409
Net Assets
   Beginning of period ...................   165,890,924    142,276,333     74,749,056     57,164,008     12,862,840     10,881,431
                                            ---------------------------------------------------------------------------------------
   End of period* ........................   145,113,571    165,890,924     75,045,430     74,749,056     12,669,042     12,862,840
                                            =======================================================================================
   *  Including undistributed net
      investment income of: ..............  $    300,324   $    274,634   $    102,630   $     61,482   $      1,044   $     14,215
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              European Growth &
                                                Equity Income Fund               Income Fund               Nasdaq-100 Index Fund

                                                                                          January 18,                   January 18,
                                             Six Months                    Six Months        2000**      Six Months        2000**
                                               Ended         Year Ended      Ended             to          Ended             to
                                            February 28,     August 31,   February 28,     August 31,   February 28,     August 31,
                                          2001 (Unaudited)      2000    2001 (Unaudited)      2000    2001 (Unaudited)      2000
                                            ---------------------------------------------------------------------------------------
Operations:
   Net investment income .................  $    121,640   $    316,823   $      1,236   $      8,868   $     40,182   $     54,429
   Net realized gain (loss) on investments        38,742       (654,649)       (57,407)          (806)      (312,802)         5,951
   Net realized gain (loss) on futures
      contracts ..........................      (501,300)       379,643             --             --       (456,440)      (154,778)
   Change in unrealized appreciation
      (depreciation) of investments ......      (664,945)       541,412       (234,035)       (43,955)    (8,841,184)      (102,760)
   Change in unrealized appreciation
      of futures contracts ...............      (209,292)       308,179             --             --       (568,636)       234,032
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations ...    (1,215,155)       891,408       (290,206)       (35,893)   (10,138,880)        36,874
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................        (6,783)        (5,348)           773          3,232          8,196         57,779

Distriburions To
   Shareholders:
   Distributions from net investment
      income .............................      (204,455)      (236,044)        (5,061)        (6,338)      (101,405)       (36,344)
   Distributions from realized capital
      gains on investments ...............       (23,830)      (391,669)            --             --        (85,206)            --
Capital Share
   Transactions:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................      (952,692)    (2,162,022)       718,251      1,543,925      8,057,220     14,439,784
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease) .............    (2,402,915)    (1,903,675)       423,757      1,504,926     (2,260,075)    14,498,093
Net Assets
   Beginning of period ...................    11,812,548     13,716,223      1,504,926             --     14,498,093             --
                                            ---------------------------------------------------------------------------------------
   End of period* ........................     9,409,633     11,812,548      1,928,683      1,504,926     12,238,018     14,498,093
                                            =======================================================================================
   *  Including undistributed net
      investment income of: ..............  $        495   $     90,093   $      2,710   $      5,762   $     22,837   $     75,864
                                            =======================================================================================
   ** Commencement of operations.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                               California Tax-Free Income Fund

                                       Six Months Ended                    Year Ended
                                 February 28, 2001 (Unaudited)          August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................      3,638,274    $ 46,813,979       7,364,881    $ 90,156,519
Shares issued in reinvestment
   of distributions .........        226,184       2,888,716         597,193       7,321,479
                                 -----------------------------------------------------------
                                   3,864,458      49,702,695       7,962,074      97,477,998
Shares repurchased ..........     (4,080,421)    (52,682,995)     (8,737,755)   (107,250,079)
                                 -----------------------------------------------------------
   Net increase (decrease) ..       (215,963)   $ (2,980,300)       (775,681)   $ (9,772,081)
                                 ===========================================================

                                            California Insured Intermediate Fund

                                       Six Months Ended                    Year Ended
                                 February 28, 2001 (Unaudited)          August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................        164,022    $  1,752,072         546,988    $  5,705,840
Shares issued in reinvestment
   of distributions .........         25,164         270,212          69,592         727,775
                                 -----------------------------------------------------------
                                     189,186       2,022,284         616,580       6,433,615
Shares repurchased ..........       (174,958)     (1,885,882)       (775,212)     (8,086,999)
                                 -----------------------------------------------------------
   Net increase (decrease) ..         14,228    $    136,402        (158,632)   $ (1,653,384)
                                 ===========================================================

                                    California Tax-Free              The United States
                                        Money Market                   Treasury Trust

                              Six Months Ended   Year Ended   Six Months Ended   Year Ended
                              February 28, 2001  August 31,   February 28, 2001  August 31,
                                 (Unaudited)        2000         (Unaudited)        2000

                                Shares/Value    Shares/Value    Shares/Value    Shares/Value
                                 -----------------------------------------------------------
Shares sold .................     89,234,674     211,511,643      85,316,728     142,465,708
Shares issued in reinvestment
   of distributions .........      1,490,651       2,827,709       1,369,372       3,134,082
                                 -----------------------------------------------------------
                                  90,725,325     214,339,352      86,686,100     145,599,790
Shares repurchased ..........    (78,719,698)   (217,097,511)    (75,130,979)   (139,659,490)
                                 -----------------------------------------------------------
   Net increase (decrease) ..     12,005,627      (2,758,159)     11,555,121       5,940,300
                                 ===========================================================

                                            Short-Term U.S. Government Bond Fund

                                       Six Months Ended             January 18, 2000* to
                                 February 28, 2001 (Unaudited)         August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................        150,511    $  1,514,339         597,309    $  5,972,711
Shares issued in reinvestment
   of distributions .........         13,808         139,290          13,823         138,498
                                 -----------------------------------------------------------
                                     164,319       1,653,629         611,132       6,111,209
Shares repurchased ..........        (98,325)       (990,712)        (70,674)       (707,131)
                                 -----------------------------------------------------------
   Net increase (decrease) ..         65,994    $    662,917         540,458    $  5,404,078
                                 ===========================================================

                                              U.S. Government Securities Fund

                                       Six Months Ended                    Year Ended
                                 February 28, 2001 (Unaudited)          August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................        187,143    $  1,979,811         542,404    $  5,502,376
Shares issued in reinvestment
   of distributions .........         47,203         496,487         138,352       1,401,847
                                 -----------------------------------------------------------
                                     234,346       2,476,298         680,756       6,904,223
Shares repurchased ..........       (189,527)     (1,976,914)     (1,334,649)    (13,530,476)
                                 -----------------------------------------------------------
   Net increase (decrease) ..         44,819    $    499,384        (653,893)   $ (6,626,253)
                                 ===========================================================

                                                    S&P 500 Index Fund

                                       Six Months Ended                    Year Ended
                                 February 28, 2001 (Unaudited)          August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------


Shares sold .................        793,865    $ 21,661,322       1,622,705    $ 46,857,711
Shares issued in reinvestment
   of distributions .........        116,666       3,116,666         305,590       8,678,383
                                 -----------------------------------------------------------
                                     910,531      24,777,988       1,928,295      55,536,094
Shares repurchased ..........       (307,298)    (12,759,229)     (1,609,739)    (46,615,578)
                                 -----------------------------------------------------------
   Net increase (decrease) ..        603,233    $ 12,018,759         318,556    $  8,920,516
                                 ===========================================================

   *Commencement of operations.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    S&P MidCap Index Fund

                                       Six Months Ended                    Year Ended
                                 February 28, 2001 (Unaudited)          August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................        663,978    $ 11,818,238         698,333    $ 12,761,968
Shares issued in reinvestment
   of distributions .........        683,064      10,689,609         766,970      12,316,597
                                 -----------------------------------------------------------
                                   1,347,042      22,507,847       1,465,303      25,078,565
Shares repurchased ..........       (302,649)     (5,478,687)       (920,257)    (16,490,878)
                                 -----------------------------------------------------------
   Net increase (decrease) ..      1,044,393    $ 17,029,160         545,046    $  8,587,687
                                 ===========================================================

                                                  S&P SmallCap Index Fund

                                       Six Months Ended                    Year Ended
                                 February 28, 2001 (Unaudited)          August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................         11,340    $  1,432,762         263,140    $  3,302,697
Shares issued in reinvestment
   of distributions .........         55,700         654,178          48,978         567,623
                                 -----------------------------------------------------------
                                      67,040       2,086,940         312,118       3,870,320
Shares repurchased ..........        (72,066)       (934,101)       (348,402)     (4,314,704)
                                 -----------------------------------------------------------
   Net increase (decrease) ..         (5,026)   $  1,152,839         (36,284)   $   (444,384)
                                 ===========================================================

                                                     Equity Income Fund

                                       Six Months Ended                    Year Ended
                                 February 28, 2001 (Unaudited)          August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................         24,891    $    335,387         126,613    $  1,749,095
Shares issued in reinvestment
   of distributions .........         16,098         224,853          45,005         620,518
                                 -----------------------------------------------------------
                                      40,989         560,240         171,618       2,369,613
Shares repurchased ..........       (110,688)     (1,512,932)       (327,857)     (4,531,635)
                                 -----------------------------------------------------------
   Net increase (decrease) ..        (69,699)   $   (952,692)       (156,239)   $ (2,162,022)
                                 ===========================================================

                                                 European Growth & Income Fund

                                       Six Months Ended             January 18, 2000* to
                                 February 28, 2001 (Unaudited)         August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................         89,970    $    782,543         166,914    $  1,644,006
Shares issued in reinvestment
   of distributions .........            553           4,927             606           5,992
                                 -----------------------------------------------------------
                                      90,523         787,470         167,520       1,649,998
Shares repurchased ..........         (7,911)        (69,219)        (10,633)       (106,073)
                                 -----------------------------------------------------------
   Net increase (decrease) ..         82,612    $    718,251         156,887    $  1,543,925
                                 ===========================================================

                                                   Nasdaq-100 Index Fund

                                       Six Months Ended             January 18, 2000* to
                                 February 28, 2001 (Unaudited)         August 31, 2000
                                 -----------------------------------------------------------
                                    Shares          Value           Shares          Value
                                 -----------------------------------------------------------
Shares sold .................      1,432,439    $ 10,004,245       1,616,206    $ 16,842,371
Shares issued in reinvestment
   of distributions .........         24,950         184,897           3,380          35,956
                                 -----------------------------------------------------------
                                   1,457,389      10,189,142       1,619,586      16,878,327
Shares repurchased ..........       (321,933)     (2,131,922)       (261,064)     (2,438,543)
                                 -----------------------------------------------------------
   Net increase (decrease) ..      1,135,456    $  8,057,220       1,358,522    $ 14,439,784
                                 ===========================================================

   *  Commencement of operations.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                                                     California Tax-Free Money Market Fund

                                              Six Months
                                                Ended
                                             February 28,     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                2001          August 31,    August 31,    August 31,   August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997         1996
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of period ......   $   1.000       $   1.000     $   1.000     $   1.000    $   1.000    $   1.000
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................       0.010           0.029         0.026         0.030        0.031        0.032
   LESS DISTRIBUTIONS
   Dividends from net investment income ...      (0.010)         (0.029)       (0.026)       (0.030)      (0.031)      (0.032)
                                              -------------------------------------------------------------------------------
Net asset value, end of period ............   $   1.000       $   1.000     $   1.000     $   1.000    $   1.000    $   1.000
                                              ===============================================================================
Total Return ..............................       1.44%           2.92%         2.61%         3.09%        3.09%        3.26%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $ 114,854       $ 102,848     $ 105,606     $  88,236    $  92,818    $ 103,402
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.65%**         0.66%         0.61%         0.61%        0.61%        0.61%
      After expense reimbursements ........       0.40%**         0.40%         0.40%         0.40%        0.40%        0.40%
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       2.58%**         2.63%         2.33%         2.77%        2.86%        2.90%
      After expense reimbursements ........       2.83%**         2.89%         2.54%         2.98%        3.07%        3.11%

                                                                          California Tax-Free Income Fund

                                              Six Months
                                                Ended
                                             February 28,     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                2001          August 31,    August 31,    August 31,   August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997         1996
                                             ---------------------------------------------------------------------------------

Net asset value, beginning of period ......   $   12.75       $   12.40     $   13.18     $   12.86    $   12.31    $   12.22
                                              -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.29            0.55          0.56          0.58         0.60         0.62
   Net gain (loss) on securities (both
    realized and unrealized) ..............        0.22            0.41         (0.68)         0.51         0.54         0.09
                                              -------------------------------------------------------------------------------
      Total from investment operations ....        0.51            0.96         (0.12)         1.09         1.14         0.71
                                              -------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.29)          (0.55)        (0.57)        (0.58)       (0.59)       (0.62)
   Distributions from capital gains .......       (0.01)          (0.06)        (0.09)        (0.19)          --           --
                                              -------------------------------------------------------------------------------
      Total distributions .................       (0.30)          (0.61)        (0.66)        (0.77)       (0.59)       (0.62)
                                              -------------------------------------------------------------------------------
Net asset value, end of period ............   $   12.96       $   12.75     $   12.40     $   13.18    $   12.86    $   12.31
                                              ===============================================================================
Total Return ..............................       3.98%           8.07%        (1.07)%        8.75%        9.48%        5.40%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $ 197,222       $ 196,786     $ 200,946     $ 225,507    $ 212,198    $ 194,926
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.65%**         0.64%         0.61%         0.61%        0.59%        0.60%
      After expense reimbursements ........       0.65%**         0.64%         0.61%         0.61%        0.59%        0.60%
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       4.33%**         4.54%         4.33%         4.47%        4.75%        4.96%
      After expense reimbursements ........       4.33%**         4.54%         4.33%         4.47%        4.75%        4.96%
   Portfolio Turnover .....................      13.85%          18.05%        16.36%        20.95%       34.96%       10.34%

**   Annualized.

                 See accompanying notes to financial statements

                                       36

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                     California Insured Intermediate Fund

                                              Six Months
                                                Ended
                                             February 28,     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                2001          August 31,    August 31,    August 31,   August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997         1996
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of period ......   $   10.72       $   10.54     $   10.92     $   10.72    $   10.42    $   10.49
                                              -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.21            0.44          0.43          0.44         0.45         0.46
   Net gain (loss) on securities (both
    realized and unrealized) ..............        0.19            0.20         (0.26)         0.25         0.30        (0.07)
                                              -------------------------------------------------------------------------------
      Total from investment operations ....        0.40            0.64          0.17          0.69         0.75         0.39
                                              -------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.21)          (0.44)        (0.43)        (0.44)       (0.45)       (0.46)
   Distributions from capital gains .......          --           (0.02)        (0.12)        (0.05)          --           --
                                              -------------------------------------------------------------------------------
      Total distributions .................       (0.21)          (0.46)        (0.55)        (0.49)       (0.45)       (0.46)
                                              -------------------------------------------------------------------------------
Net asset value, end of period ............   $   10.91       $   10.72     $   10.54     $   10.92    $   10.72    $   10.42
                                              ===============================================================================
Total Return ..............................       3.82%           6.25%         1.51%         6.64%        7.34%        3.75%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  23,457       $  22,878     $  24,175     $  23,572    $  24,390    $  24,207
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.72%**         0.72%         0.66%         0.70%        0.70%        0.70%
      After expense reimbursements ........       0.55%**         0.55%         0.55%         0.55%        0.55%        0.55%
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       3.86%**         3.93%         3.85%         3.94%        4.12%        4.22%
      After expense reimbursements ........       4.03%**         4.10%         3.96%         4.09%        4.27%        4.37%
   Portfolio Turnover .....................      10.32%          24.24%         8.38%        26.76%       32.11%       36.08%

                                             Short-Term U.S. Government
                                                      Bond Fund

                                              Six Months
                                                Ended        January 18,
                                             February 28,      2000* to
                                                2001          August 31,
                                             (Unaudited)         2000
                                             ---------------------------
Net asset value, beginning of period ......   $   10.05       $   10.00
                                              -------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.29            0.36
   Net gain on securities (both
    realized and unrealized) ..............        0.14            0.05
                                              -------------------------
      Total from investment operations ....        0.43            0.41
                                              -------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.31)          (0.36)
   Distributions from capital gains .......          --              --
                                              -------------------------
      Total distributions .................       (0.31)          (0.36)
                                              -------------------------
Net asset value, end of period ............   $   10.17       $   10.05
                                              =========================
Total Return ..............................       4.38%           4.15%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $   6,168       $   5,432
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.99%**         1.26%**
      After expense reimbursements ........       0.24%**         0.09%**
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       5.20%**         5.02%**
      After expense reimbursements ........       5.95%**         6.19%**
   Portfolio Turnover .....................         --              --

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

                                       37

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                       U.S. Government Securities Fund

                                              Six Months
                                                Ended
                                             February 28,     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                2001          August 31,    August 31,    August 31,   August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997         1996
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of period ......   $   10.33       $   10.24     $   11.30     $   10.38    $   10.15    $   10.66
                                              -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.29            0.58          0.56          0.59         0.64         0.66
   Net gain (loss) on securities (both
    realized and unrealized) ..............        0.46            0.14         (0.80)         1.01         0.36        (0.51)
                                              -------------------------------------------------------------------------------
      Total from investment operations ....        0.75            0.72         (0.24)         1.60         1.00         0.15
                                              -------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.29)          (0.58)        (0.56)        (0.61)       (0.63)       (0.66)
   Distributions from capital gains .......          --           (0.05)        (0.26)        (0.07)       (0.14)          --
                                              -------------------------------------------------------------------------------
      Total distributions .................       (0.29)          (0.63)        (0.82)        (0.68)       (0.77)       (0.66)
                                              -------------------------------------------------------------------------------
Net asset value, end of period ............   $   10.79       $   10.33     $   10.24     $   11.30    $   10.38    $   10.15
                                              ===============================================================================
Total Return ..............................       7.31%          (7.35)%       (2.42)%       15.88%       10.00%        1.26%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  26,045       $  24,476     $  30,950     $  36,063    $  31,277    $  29,088
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.74%**         0.72%         0.66%         0.68%        0.69%        0.71%
      After expense reimbursements ........       0.65%**         0.65%         0.65%         0.65%        0.65%        0.65%
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       5.50%**         5.82%         5.11%         5.46%        6.00%        6.10%
      After expense reimbursements ........       5.59%**         5.89%         5.12%         5.49%        6.04%        6.16%
   Portfolio Turnover .....................      52.96%         184.60%       139.00%        65.27%      170.76%       89.11%


                                                                       The United States Treasury Trust

                                              Six Months
                                                Ended
                                             February 28,     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                2001          August 31,    August 31,    August 31,   August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997         1996
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of period ......   $   1.000       $   1.000     $   1.000     $   1.000    $   1.000    $   1.000
                                              -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................       0.030           0.050         0.042         0.051        0.048        0.050
   LESS DISTRIBUTIONS
   Dividends from net investment income ...      (0.030)         (0.050)       (0.042)       (0.051)      (0.048)      (0.050)
                                              -------------------------------------------------------------------------------
Net asset value, end of period ............   $   1.000       $   1.000     $   1.000     $   1.000    $   1.000    $   1.000
                                              ===============================================================================
Total Return ..............................       2.82%           5.12%         4.22%         5.21%        4.92%        5.11%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  68,025       $  56,464     $  50,517     $  44,341    $ 104,509    $  37,903
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.66%**         0.66%         0.63%         0.64%        0.64%        0.66%
      After expense reimbursements ........       0.40%**         0.40%         0.41%         0.40%        0.40%        0.43%
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       5.35%**         4.76%         3.92%         4.54%        4.58%        4.60%
      After expense reimbursements ........       5.61%**         5.02%         4.14%         4.78%        4.82%        4.83%

**   Annualized.

                 See accompanying notes to financial statements

                                       38

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                              S&P 500 Index Fund

                                              Six Months
                                                Ended
                                             February 28,     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                2001          August 31,    August 31,    August 31,   August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997         1996
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of period ......   $   30.84       $   28.12     $   20.90     $   19.98    $   14.81    $   13.31
                                              -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.17            0.38          0.39          0.36         0.38         0.36
   Net gain (loss) on securities (both
    realized and unrealized) ..............       (5.51)           4.06          7.79          1.28         5.44         2.05
                                              -------------------------------------------------------------------------------
      Total from investment operations ....       (5.34)           4.44          8.18          1.64         5.82         2.41
                                              -------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.17)          (0.40)        (0.39)        (0.34)       (0.37)       (0.37)
   Distributions from capital gains .......       (0.41)          (1.32)        (0.57)        (0.38)       (0.28)       (0.54)
                                              -------------------------------------------------------------------------------
      Total distributions .................       (0.58)          (1.72)        (0.96)        (0.72)       (0.65)       (0.91)
                                              -------------------------------------------------------------------------------
Net asset value, end of period ............   $   24.92       $   30.84     $   28.12     $   20.90    $   19.98    $   14.81
                                              ===============================================================================
Total Return ..............................     (17.42)%         16.38%        39.76%         8.14%       40.19%       18.63%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $ 145,114       $ 165,891     $ 142,276     $  87,621    $  71,860    $  43,849
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.40%**         0.40%         0.37%         0.40%        0.46%        0.57%
      After expense reimbursements ........       0.20%**         0.20%         0.20%         0.20%        0.20%        0.20%
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       1.06%**         1.11%         1.33%         1.48%        1.85%        2.13%
      After expense reimbursements ........       1.26%**         1.31%         1.50%         1.68%        2.11%        2.50%
   Portfolio Turnover .....................       5.16%           9.00%         9.76%         1.82%        2.10%        1.87%

                                                                             S&P MidCap Index Fund

                                              Six Months
                                                Ended
                                             February 28,     Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                2001          August 31,    August 31,    August 31,   August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997         1996
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of period ......   $   20.75       $   18.70     $   15.41     $   18.57    $   14.45    $   13.82
                                              -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.10            0.22          0.20          0.23         0.22         0.24
   Net gain (loss) on securities (both
    realized and unrealized) ..............       (1.70)           6.05          5.80         (1.76)        4.85         1.33
                                              -------------------------------------------------------------------------------
      Total from investment operations ....       (1.60)           6.27          6.00         (1.53)        5.07         1.57
                                              -------------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.10)          (0.21)        (0.20)        (0.23)       (0.22)       (0.25)
   Distributions from capital gains .......       (2.90)          (4.01)        (2.51)        (1.40)       (0.73)       (0.69)
                                              -------------------------------------------------------------------------------
      Total distributions .................       (3.00)          (4.22)        (2.71)        (1.63)       (0.95)       (0.94)
                                              -------------------------------------------------------------------------------
Net asset value, end of period ............   $   16.15       $   20.75     $   18.70     $   15.41    $   18.57    $   14.45
                                              ===============================================================================
Total Return ..............................      (7.21)%         40.44%        41.13%        (9.37)%      36.63%       11.77%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  75,045       $  74,749     $  57,164     $  39,855    $  46,271    $  33,559
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.56%**         0.57%         0.57%         0.56%        0.61%        0.71%
      After expense reimbursements ........       0.40%**         0.40%         0.40%         0.40%        0.40%        0.40%
   Ratio of net investment income
    to average net assets:
      Before expense reimbursements .......       1.01%**         1.03%        (0.90)%        1.04%        1.19%        1.38%
      After expense reimbursements ........       1.17%**         1.20%         1.07%         1.20%        1.40%        1.69%
   Portfolio Turnover .....................      26.17%          46.23%        42.98%        19.35%       17.80%       18.18%

**   Annualized.

                 See accompanying notes to financial statements

                                       39

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                     S&P SmallCap Index Fund
                                              Six Months
                                                Ended                                                  October 2,
                                             February 28,     Year Ended    Year Ended    Year Ended    1996* to
                                                2001          August 31,    August 31,    August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997
                                             --------------------------------------------------------------------
Net asset value, beginning of period ......   $   14.09       $   11.46     $    9.46     $   12.25    $   10.00
                                              ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.06            0.12          0.08          0.13         0.23
   Net gain (loss) on securities (both
    realized and unrealized) ..............       (0.86)           3.14          2.13         (2.39)        2.22
                                              ------------------------------------------------------------------
      Total from investment operations ....       (0.80)           3.26          2.21         (2.26)        2.45
                                              ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.08)          (0.10)        (0.08)        (0.14)       (0.20)
   Distributions from capital gains .......       (0.64)          (0.53)        (0.13)        (0.39)          --
                                              ------------------------------------------------------------------
      Total distributions .................       (0.72)          (0.63)        (0.21)        (0.53)       (0.20)
                                              ------------------------------------------------------------------
Net asset value, end of period ............   $   12.57       $   14.09     $   11.46     $    9.46    $   12.25
                                              ==================================================================
Total Return ..............................      (5.33)%         29.63%        23.53%       (19.38)%      24.86%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  12,669       $  12,863     $  10,881     $   7,916    $   5,933
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.93%**         1.00%         1.05%         1.10%        2.32%**
      After expense reimbursements ........       0.65%**         0.65%         0.65%         0.65%        0.65%**
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       0.68%**         0.58%         0.31%         0.57%        0.27%**
      After expense reimbursements ........       0.96%**         0.93%         0.71%         1.02%        1.94%**
   Portfolio Turnover .....................      30.20%          37.21%        25.40%        24.58%       19.99%

                                                                       Equity Income Fund

                                              Six Months
                                                Ended                                                 September 4,
                                             February 28,     Year Ended    Year Ended    Year Ended    1996* to
                                                2001          August 31,    August 31,    August 31,   August 31,
                                             (Unaudited)         2000          1999          1998         1997
                                             --------------------------------------------------------------------
Net asset value, beginning of period ......   $   14.81       $   14.38     $   11.98     $   12.64    $   10.00
                                              ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.15            0.36          0.32          0.37         0.39
   Net gain (loss) on securities (both
    realized and unrealized) ..............       (1.73)           0.76          2.41         (0.25)        2.84
                                              ------------------------------------------------------------------
      Total from investment operations ....       (1.58)           1.12          2.73          0.12         3.23
                                              ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.27)          (0.27)        (0.33)        (0.37)       (0.32)
   Distributions from capital gains .......       (0.03)          (0.42)           --         (0.41)       (0.27)
                                              ------------------------------------------------------------------
      Total distributions .................       (0.30)          (0.69)        (0.33)        (0.78)       (0.59)
                                              ------------------------------------------------------------------
Net asset value, end of period ............   $   12.93       $   14.81     $   14.38     $   11.98    $   12.64
                                              ==================================================================
Total Return ..............................     (10.83)%          8.23%        22.89%         0.46%       33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $   9,410       $  11,813     $  13,716     $  12,080    $   9,747
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       0.95%**         0.98%         0.86%         0.91%        1.55%**
      After expense reimbursements ........       0.80%**         0.80%         0.80%         0.78%        0.76%**
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......       2.19%**         2.49%         2.09%         2.56%        2.48%**
      After expense reimbursements ........       2.34%**         2.67%         2.15%         2.69%        3.27%**
   Portfolio Turnover .....................      39.78%          38.34%        54.03%        41.23%        2.80%

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                            European Growth & Income Fund

                                              Six Months
                                                Ended        January 18,
                                             February 28,      2000* to
                                                2001          August 31,
                                             (Unaudited)         2000
                                             ---------------------------
Net asset value, beginning of period ......   $    9.59       $   10.00
                                              -------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................          --            0.09
   Net loss on securities (both realized
    and unrealized) .......................       (1.51)          (0.45)
                                              -------------------------
      Total from investment operations ....       (1.51)          (0.36)
                                              -------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.03)          (0.05)
   Distributions from capital gains .......          --              --
                                              -------------------------
      Total distributions .................       (0.03)          (0.05)
                                              -------------------------
Net asset value, end of period ............   $    8.05       $    9.59
                                              =========================
Total Return ..............................     (15.78)%         (3.59)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $   1,929       $   1,505
   Ratio of expenses to average net assets:
      Before expense reimbursements .......       2.48%**         3.99%**
      After expense reimbursements ........       0.95%**         0.95%**
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......      (1.39)%**       (1.53)%**
      After expense reimbursements ........       0.14%**         1.51%**
   Portfolio Turnover .....................      16.31%         114.30%

                                                Nasdaq-100 Index Fund

                                              Six Months
                                                Ended        January 18,
                                             February 28,      2000* to
                                                2001          August 31,
                                             (Unaudited)         2000
                                             ---------------------------
Net asset value, beginning of period ......   $   10.67       $   10.00
                                              -------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.02            0.03
   Net gain (loss) on securities (both
    realized and unrealized) ..............       (5.66)           0.67
                                              -------------------------
      Total from investment operations ....       (5.64)           0.70
                                              -------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.07)          (0.03)
   Distributions from capital gains .......       (0.05)             --
                                              -------------------------
      Total distributions .................       (0.12)          (0.03)
                                              -------------------------
Net asset value, end of period ............   $    4.91       $   10.67
                                              =========================
Total Return ..............................      (53.29)%          7.02%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  12,238       $  14,498
   Ratio of expenses to average net assets:
      Before expense reimbursements .......        0.93%**         0.99%**
      After expense reimbursements ........        0.65%**         0.65%**
   Ratio of net investment income to
    average net assets:
      Before expense reimbursements .......        0.32%**         0.54%**
      After expense reimbursements ........        0.60%**         0.88%**
   Portfolio Turnover .....................        9.90%           0.62%

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                     2/28/2001
       TRUST                       STATEMENTS

--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund will attempt to maximize current income and preserve investors' principal. The following is a summary of significant accounting policies followed by the Funds.

     (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund and Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

     (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

     (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of $14,841 which expire as follows, $1,920 in 2003 and $12,921 in 2004. U.S. Government Securities Fund has a capital loss carryover which expires in 2008 of $126,497.

     (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

     (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

     (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                     2/28/2001
       TRUST                       STATEMENTS
                                   CONTINUED
--------------------------------------------------------------------------------

     (g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the period. Actual results may differ from these estimates.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the period ended February 28, 2001, is as follows:

     California Tax-Free Money Market Fund .................    $130,497
     California Insured Intermediate Fund ..................    $ 19,591
     Short-Term U.S. Government Bond Fund ..................    $ 22,564
     U.S. Government Securities Fund .......................    $ 10,538
     The United States Treasury Trust ......................    $ 78,495
     S&P 500 Index Fund ....................................    $151,928
     S&P MidCap Index Fund .................................    $ 59,425
     S&P SmallCap Index Fund ...............................    $ 17,247
     Equity Income Fund ....................................    $  7,524
     European Growth & Income Fund .........................    $ 13,698
     Nasdaq-100 Index Fund .................................    $ 18,767

     Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities other than short-term investments during the year ended February 28, 2001 were as follows:

                                                        PURCHASES       SALES
                                                       -----------   -----------
     California Tax-Free Income Fund ..............    $26,644,918   $25,604,655
     California Insured Intermediate Fund .........    $ 2,507,388   $ 2,324,702
     U.S. Government Securities Fund ..............    $13,460,264   $12,770,796
     S&P 500 Index Fund ...........................    $ 8,462,448   $ 7,480,757
     S&P Midcap Index Fund ........................    $25,674,972   $17,668,879
     S&P SmallCap Index Fund ......................    $ 4,166,044   $ 3,185,622
     Equity Income Fund ...........................    $ 3,220,914   $ 4,085,575
     European Growth & Income Fund ................    $ 1,031,587   $   285,384
     Nasdaq-100 Index Fund ........................    $10,712,359   $ 1,172,505

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